--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE  PRICE

                                EXTENDED EQUITY
                                MARKET INDEX
                                FUND

                                -----------------
                                DECEMBER 31, 2000
                                -----------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    Year               1/30/98
                                                   Ended               Through
                                                12/31/00   12/31/99   12/31/98
NET ASSET VALUE
Beginning of period                            $   14.05  $   11.02  $   10.00
                                               -------------------------------
Investment activities
   Net investment income (loss)                     0.09       0.10       0.08
   Net realized and unrealized gain (loss)         (2.26)      3.56       1.13
                                               -------------------------------
   Total from investment activities                (2.17)      3.66       1.21
                                               -------------------------------
Distributions
   Net investment income                           (0.09)     (0.10)     (0.08)
   Net realized gain                               (0.67)     (0.53)     (0.11)
                                               -------------------------------
   Total distributions                             (0.76)     (0.63)     (0.19)
                                               -------------------------------
NET ASSET VALUE
End of period                                  $   11.12  $   14.05  $   11.02
                                               -------------------------------


Ratios/Supplemental Data

Total return *                                    (15.58)%    33.72%     12.29%
Ratio of total expenses to average net              0.40%      0.40%      0.40%+
assets
Ratio of net investment income (loss)
to average net assets                               0.78%      1.04%      1.15%+
Portfolio turnover rate                             30.5%      23.4%      26.3%+
Net assets, end of period (in thousands)       $  86,322  $  54,219  $  20,743



* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-----------------------
STATEMENT OF NET ASSETS                            Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

COMMON STOCKS 94.6%

BASIC MATERIALS 2.6%

Chemicals 1.3%
Cabot                                                   2,100        $      55
Apogent Technologies *                                  2,700               55
Lyondell Chemical                                       3,400               52
IMC Global                                              3,000               47
Valhi                                                   3,700               43
Albemarle                                               1,600               40
Solutia                                                 3,300               40
Valspar                                                 1,200               39
NL Industries                                           1,500               36
Lubrizol                                                1,300               33
OM Group                                                  600               33
Millennium Chemicals                                    1,800               33
Cytec Industries *                                        800               32
Crompton                                                3,024               32
Cambrex                                                   700               32
Surmodics *                                               800               30
Scotts (Class A) *                                        800               30
RPM                                                     3,000               26
Monsanto *                                                900               24
Ferro                                                   1,000               23
Olin                                                    1,000               22
Aptargroup                                                700               21
Minerals Technologies                                     600               20
Georgia Gulf                                            1,100               19
AEP Industries *                                          400               18
Tredegar                                                1,000               17
Brady                                                     500               17
EDEN Bioscience *                                         500               15
Airgas *                                                2,000               14
Summa Industries *                                      1,600               13
International Specialty Products *                      1,900               13
Spartech                                                  600               12
Arch Chemicals                                            650               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

A. Schulman                                             1,000        $      11
Macdermid                                                 600               11
Triple S Plastics *                                       500               11
Ameron International                                      300               11
Alltrista *                                               800               11
H.B. Fuller                                               260               10
Ivex Packaging *                                          900               10
ATMI *                                                    500               10
OMNOVA Solutions                                        1,600               10
Tuscarora                                                 700                9
Terra Nitrogen                                          1,000                9
Finishmaster *                                          1,600                9
Alcide *                                                  300                9
Ionics *                                                  300                8
Oil-Dri                                                 1,200                8
Associate Materials                                       500                8
Valley National Gases *                                 2,000                7
Calgon Carbon                                           1,300                7
North American Scientific *                               500                7
CFC International *                                     1,600                7
Uniroyal Technology *                                   1,000                6
Stepan                                                    200                5
Channell Commercial *                                     700                5
Amcol International                                       900                4
ICO *                                                   1,900                4
Mississippi Chemical                                    1,100                3
                                                                    ----------
                                                                         1,157
                                                                    ----------
Forest Products and Paper 0.7%
Smurfit-Stone Container *                               6,000               89
Bowater                                                 1,200               68
Georgia-Pacific (Timber Group)                          2,100               63
Sonoco Products                                         2,760               60
Packaging Corp. of America *                            3,000               48
United Stationers *                                     1,100               27
Rayonier                                                  600               24
P.H. Glatfelter                                         1,800               22
Stora Enso Oyj ADR *                                    1,847               22
Pope & Talbot                                           1,200               20

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Greif Brothers                                            700        $      20
Wausau-Mosinee Paper                                    1,800               18
Albany International (Class A) *                        1,010               14
Longview Fibre                                          1,000               14
Baltek *                                                1,400               10
Buckeye Technologies *                                    600                8
Workflow Management *                                   1,192                8
Trex *                                                    300                8
Rock-Tenn                                               1,000                7
Universal Forest Products                                 500                7
Tufco Technologies *                                      900                6
U.S. Timberlands                                          900                6
FiberMark *                                               600                5
Badger Paper Mills *                                    1,200                3
Chesapeake                                                100                2
                                                                    ----------
                                                                           579
                                                                    ----------
Gold 0.0%

Meridian Gold *                                         2,900               20
Royal Gold                                              2,000                6
Battle Mountain Gold *                                  3,000                5
Altair International *                                  1,700                2
                                                                    ----------
                                                                            33
                                                                    ----------
Mining and Metals 0.6%

CONSOL Energy                                           1,900               53
Stillwater Mining *                                       900               35
AK Steel                                                3,644               32
Carpenter Technology                                      800               28
Reliance Steel & Aluminum                               1,000               25
Harsco                                                  1,000               25
Lone Star Technologies *                                  610               23
Mueller Industries *                                      800               21
NS Group *                                              2,200               21
Tremont                                                   600               19
Maverick Tube *                                           800               18
Texas Industries                                          600               18
Steel Dynamics *                                        1,500               16
Gibraltar Steel                                           800               14
Centex Construction Products                              500               14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cleveland-Cliffs                                          600        $      13
Arch Coal                                                 900               13
Century Aluminum                                        1,100               13
Titanium Metals *                                       1,800               12
Carbo Ceramics                                            300               11
Valmont Industries                                        600               11
Donnelly                                                  800               11
Park Ohio Holdings *                                    1,600                8
USEC                                                    1,800                8
Oglebay Norton                                            400                8
Ryerson Tull                                              900                7
Commercial Metals                                         300                7
Wolverine Tube *                                          500                6
Kaiser Aluminum *                                       1,600                6
Rock Of Ages *                                          1,200                5
Steel Technologies                                      1,000                5
Silgan Holdings *                                         600                5
Northwest Pipe *                                          700                5
MAXXAM *                                                  300                5
Metals USA                                              1,000                3
                                                                    ----------
                                                                           524
                                                                    ----------
Total Basic Materials                                                    2,293
                                                                    ----------

BUSINESS SERVICES 4.2%
Advertising 0.6%
TMP Worldwide *                                         2,200              121
Lamar Advertising *                                     2,100               81
Catalina Marketing *                                    1,850               72
True North Communications                               1,500               64
Getty Images *                                          1,600               51
Harte-Hanks                                             2,100               50
Valassis Communications *                               1,200               38
ADVO *                                                    500               22
Grey Advertising                                           20               13
infoUSA *                                               2,000                7
NetCreations *                                            400                3
                                                                    ----------
                                                                           522
                                                                    ----------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Business Services 1.6%
SEI                                                     1,450        $     162
A.C. Nielson *                                          1,800               65
Viad                                                    2,600               60
Dun & Bradstreet *                                      2,200               57
West TeleServices *                                     1,800               51
Wireless Facilities *                                   1,200               44
Sotheby's (Class A) *                                   1,800               42
SBA Communications *                                    1,000               41
National Data                                           1,100               40
Pharmaceutical Product Development *                      800               40
Corporate Executive Board *                             1,000               40
Tetra Tech *                                            1,200               38
TeleTech Holdings *                                     2,040               38
Professional Detailing *                                  350               37
Symyx Technologies *                                      950               34
Charles River Laboratories International *              1,200               33
Forrester Research *                                      500               25
Lexicon Genetics *                                      1,300               21
Prepaid Legal Services *                                  800               20
Exelixis *                                              1,300               19
F. Y. I. *                                                500               19
Navigant International *                                1,969               16
Fair, Issac                                               300               15
Dyax *                                                    700               15
Key3Media Group *                                       1,200               15
R.H. Donnelley *                                          600               15
Value Line                                                400               14
Orchid BioSciences *                                    1,000               14
Maximus *                                                 400               14
DiamondCluster International *                            450               14
Sangamo BioSciences *                                     700               14
I-many *                                                1,000               12
Gartner Group *                                         1,900               12
US Oncology *                                           1,758               11
Management Network Group *                                900               11
Sylvan Learning Systems *                                 734               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

ProBusiness Services *                                    400        $      11
Ventiv Health *                                           833               11
Bell & Howell *                                           600               10
Metricom *                                                900                9
MemberWorks *                                             400                8
Deltagen *                                                800                8
eLoyalty *                                              1,300                8
Wit Soundview Group *                                   2,200                8
The Profit Recovery Group International *               1,250                8
Pomeroy Computer Resources *                              500                8
SPECTRX *                                               1,000                7
Student Advantage *                                     1,800                7
Opinion Research *                                      1,400                7
APAC TeleServices *                                     1,700                6
Startek *                                                 400                6
MarchFirst *                                            4,054                6
SITEL *                                                 1,900                5
Information Resources *                                 1,600                5
i3 Mobile *                                             1,300                5
Nanogen *                                                 550                5
Giga Information Group *                                1,000                5
Syntel *                                                  800                4
Abington Bancorp                                          400                4
Echapman.com *                                          1,400                4
Official Payments *                                       600                4
Navigant Consulting *                                   1,000                4
Cybe-Care *                                             1,800                4
Microvision *                                             200                4
Staff Leasing *                                         1,000                3
HA-LO Industries *                                      1,300                3
Cheap Tickets *                                           300                3
Computer Horizons *                                     1,100                3
Zamba Coro *                                            1,000                3
iBEAM Broadcasting *                                    2,300                2
Braun Consulting *                                        500                2
Liveperson *                                            1,700                2
Modem Media *                                             500                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Network Commerce *                                      2,000        $       2
MPW Industrial Services Group *                         1,200                1
Manning Greg Auctions *                                   500                1
Nextera Enterprises *                                     700                0
Youthstream Media Networks *                              500                0
                                                                    ----------
                                                                         1,337
                                                                    ----------
Environmental Services 0.2%
Republic Services (Class A) *                           5,000               86
Ogden *                                                 2,000               31
Waste Connections *                                       600               20
Stericycle *                                              500               19
Ecology and Environment (Class A)                       1,900               11
Met-Pro                                                 1,000               10
GTS Duratek *                                           1,200                8
Casella Waste Systems (Class A) *                         600                5
U.S. Liquids *                                            600                1
U.S. Plastic Lumber *                                     900                1
                                                                    ----------
                                                                           192
                                                                    ----------
Industrial Services 1.8%
Cintas                                                  4,250              226
ServiceMaster                                           8,250               95
Apollo Group (Class A) *                                1,900               93
Manpower                                                1,900               72
GATX                                                    1,400               70
Devry *                                                 1,800               68
Autonation *                                           10,300               62
Apria Healthcare *                                      1,600               48
Edison Schools *                                        1,400               44
Hertz                                                   1,200               41
Avis Rent Group Holdings *                              1,100               36
Copart *                                                1,500               32
United Rentals *                                        2,000               27
Central Parking                                         1,300               26
Heidrick & Struggles International *                      600               25
Learning Tree International *                             500               25
Rent-A-Center *                                           700               24
Career Education *                                        600               23
Corinthian Colleges *                                     600               23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Administaff *                                             800        $      22
Education Management *                                    600               22
Korn / Ferry *                                          1,000               21
Spherion *                                              1,800               20
Rollins                                                 1,000               20
Rollins Truck Leasing                                   2,400               19
Xtra *                                                    400               19
Interpool                                               1,100               19
Dollar Thrifty Auto Group *                             1,000               19
On Assignment *                                           600               17
G&K Services                                              600               17
Kelly Services                                            700               17
Regis                                                   1,100               16
ABM Industries                                            500               15
ITT Educational Services *                                600               13
AMERCO *                                                  600               12
Edgewater Technology *                                  1,700               11
ProsoftTraining.com *                                     900               11
Modis Professional Services *                           2,600               11
Frontline Capital Group *                                 800               11
Volt Information Sciences *                               500               10
Wackenhut Corrections *                                 1,400               10
Bright Horizons Family Solution *                         400               10
CDI *                                                     700               10
Chemed                                                    300               10
Strayer Education                                         400               10
Superior Uniform Group                                  1,200               10
Wackenhut *                                               700                9
Ablest *                                                1,700                9
Gentiva Health Services *                                 550                7
ViroLogic *                                               800                7
ANC Rental *                                            2,050                7
Aaron Rents (Class B)                                     400                6
UniFirst                                                  500                5
MIDAS                                                     400                5
Labor Ready *                                           1,400                5
Kroll O'Gara *                                            600                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Rent Way *                                                800        $       4
NationsRent *                                           1,700                3
Budget Group (Class A) *                                1,100                2
Personal Group Of America *                             1,100                2
Provant *                                                 400                2
kforce.com *                                              356                1
                                                                    ----------
                                                                         1,540
                                                                    ----------
Total Business Services                                                  3,591
                                                                    ----------
CONSUMER DISCRETIONARY 7.5%

Entertainment 0.4%

Royal Caribbean Cruises                                 4,610              122
Metro Goldwyn Mayer *                                   5,300               86
Pixar *                                                 1,500               45
Six Flags *                                             2,400               41
Cedar Fair L.P. *                                       1,800               33
Blockbuster                                             1,400               12
Handleman *                                             1,200                9
LodgeNet Entertainment *                                  500                9
American Classic Voyages *                                500                7
4Kids Entertainment *                                     700                6
Image Entertainment *                                   1,800                6
On Command *                                              600                5
VDI MultiMedia *                                        1,000                4
J2 Communications *                                       400                3
Liberty Livewire *                                        120                1
                                                                    ----------
                                                                           389
                                                                    ----------
Hotels 0.5%

MGM Grand                                               3,896              110
Park Place Entertainment *                              8,100               97
Mandalay Resort Group *                                 2,400               53
Extended Stay America *                                 2,400               31
Boca Resorts *                                          1,700               24
Anchor Gaming *                                           600               23
Prime Hospitality *                                     1,600               19
Aztar *                                                 1,400               18
Crestline Capital *                                       600               15

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Hollywood Casino (Class A) *                            1,500        $      14
NS&L Bancorp                                            1,200               12
Choice Hotels International *                             900               12
GTECH *                                                   500               10
Marcus                                                    700               10
Sonesta International Hotels                            1,000                9
Suburban Lodges of America *                            1,500                8
Westcoast Hospitality *                                   900                5
                                                                     ---------
                                                                           470
                                                                     ---------
Leisure 0.7%
International Game Technology *                         1,900               91
International Speedway (Class A)                        1,600               61
Callaway Golf                                           2,400               45
Harman International                                    1,000               36
Oakley *                                                2,300               31
Speedway Motorsports *                                  1,200               29
Polaris Industries                                        700               28
Bally Total Fitness *                                     800               27
Station Casinos *                                       1,650               25
WMS Industries *                                        1,200               24
Yankee Candle *                                         2,100               23
Fairfield Communities *                                 1,400               20
Pinnacle Entertainment *                                1,400               19
Steinway Musical Instruments *                            800               14
Vail Resorts *                                            600               14
Isle of Capri Casinos *                                 1,200               13
Fossil *                                                  850               12
Concord Camera *                                          700               12
Arctic Cat                                                900               10
Activision *                                              700               10
Oneida                                                    500                9
Equity Marketing *                                        600                8
Johnson Worldwide *                                     1,400                8
Dover Downs Entertainment                                 700                8
Penn National Gaming *                                    700                7
OroAmerica *                                              900                7
A.T. Cross (Class A) *                                  1,500                7
Lazare Kaplan International *                           1,100                6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Koala *                                                   600        $       5
Panavision *                                            1,700                5
JAKKS Pacific *                                           500                5
Quokka Sports *                                         1,700                1
Photoworks *                                            1,100                1
                                                                     ---------
                                                                           621
                                                                     ---------
Media 4.5%
Cox Communications (Class A) *                         15,045              701
GM (Class H) *                                         19,577              450
Cablevision Systems (Class A) *                         3,460              294
Infinity Broadcasting (Class A) *                      10,125              283
Univision Communications *                              5,600              229
USA Networks *                                          8,040              157
Adelphia Communications *                               2,933              152
Washington Post (Class B)                                 240              148
EchoStar Communications (Class A) *                     6,200              141
Scripps                                                 1,900              119
Charter Communications (Class A) *                      4,000               91
Fox Entertainment Group (Class A) *                     4,500               80
BHC Communications (Class A)                              600               78
Hispanic Broadcasting *                                 3,000               76
Chris-Craft                                               942               63
Westwood One *                                          3,200               62
A. H. Belo (Class A)                                    3,100               50
Insight Communications *                                1,600               38
Entercom Communications *                               1,000               34
Sirius Satellite Radio *                                1,100               33
Hearst-Argyle Television *                              1,591               33
United Television                                         250               29
Emmis Broadcasting (Class A) *                          1,000               29
Paxson Communications *                                 2,300               27
Crown Media *                                           1,300               26
Loral Space & Communications *                          8,200               26
Price Communications *                                  1,534               26
Pegasus Communications *                                1,000               26
Entravision Communications *                            1,400               26
Unitedglobalcom *                                       1,800               24
Liberty                                                   600               24

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

PanAmSat *                                                700        $      24
Mediacom Communications *                               1,400               24
Cox Radio (Class A) *                                     900               20
Media General                                             500               18
Gaylord Entertainment *                                   800               17
Sinclair Broadcast Group (Class A) *                    1,500               15
XM Satellite Radio Holdings *                             900               14
Citadel Communications *                                1,200               14
Young Broadcasting (Class A) *                            400               13
Radio One (Class D) *                                   1,000               11
Regent Communications *                                 1,700               10
Radio One (Class A) *                                     900               10
Ackerley Group                                          1,000                9
CTN Media Group *                                       1,500                8
Saga Communications (Class A) *                           500                7
Acme Communications *                                     800                7
Nucentrix Broadband Networks *                            600                7
Data Broadcasting *                                     1,900                7
Liberty Digital *                                       1,300                7
Spanish Broadcasting *                                  1,200                6
Salem Communications *                                    400                6
TiVo *                                                  1,000                5
Liberty Satellite *                                     1,700                5
Motient *                                               1,300                5
Playboy Enterprises(Class B) *                            500                5
Metromedia International *                              1,500                4
Cumulus Media *                                           500                2
Radio Unica Communications *                              500                2
Granite Broadcasting *                                  1,500                2
Wegener *                                               1,200                1
Clear Channel Communications *                              6                0
                                                                     ---------
                                                                         3,860
                                                                     ---------
Publishing 0.8%
Reader's Digest (Class A)                               2,800              110
Primedia *                                              4,900               58
McClatchy (Class A)                                     1,200               51
Hollinger International (Class A)                       3,000               48
Scholastic *                                              500               44

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Reynolds & Reynolds                                     2,100        $      43
John Wiley & Sons                                       1,600               34
Houghton Mifflin                                          600               28
Lee Enterprises                                           800               24
Journal Register *                                      1,400               22
Penton Media                                              800               22
Wallace Computer Services                               1,100               19
Standard Register                                       1,200               17
Paxar *                                                 1,600               16
Banta                                                     600               15
Pulitzer                                                  300               14
Bowne                                                   1,300               14
New England Business Service                              700               13
Daily Journal *                                           400               12
Plato Learning *                                          800               12
Topps *                                                 1,100               10
Information Holdings *                                    400                9
Cadmus Communications                                   1,000                9
John H. Harland                                           500                7
Franklin Covey *                                          800                6
Consolidated Graphics *                                   500                6
Mail-Well *                                             1,100                5
Impreso.com *                                           1,300                2
ImageX.com *                                              500                1
                                                                     ---------
                                                                           671
                                                                     ---------
Restaurants 0.6%
Brinker *                                               1,700               72
Outback Steakhouse *                                    1,800               47
The Cheesecake Factory *                                  900               34
Jack In The Box *                                       1,100               32
Cracker Barrel                                          1,500               27
Bob Evans Farms                                         1,200               25
Applebee's                                                800               25
Sonic *                                                 1,050               25
Ruby Tuesday                                            1,600               24
Morrison Management Specialists                           640               22
CEC Entertainment *                                       600               20
IHOP *                                                    900               19

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Papa John's International *                               700        $      16
California Pizza Kitchen *                                500               14
PF Chang's China Bistro *                                 400               13
O' Charley's *                                            600               11
Lone Star Steakhouse & Saloon                           1,100               11
Ryan's Family Steak Houses *                            1,100               11
Community Financial *                                     900               10
BUCA *                                                    600                9
Consolidated Products *                                 1,100                8
Frisch's Restaurants                                      500                7
PJ America *                                            1,200                7
Ark Restaurants *                                         800                5
CKE Restaurants                                         1,650                5
Schlotzsky's *                                            700                2
                                                                     ---------
                                                                           501
                                                                     ---------
Total Consumer Discretionary                                             6,512
                                                                     ---------

CONSUMER NONDURABLES 2.9%
Alcohol 0.1%
Constellation Brands *                                    500               29
Robert Mondavi (Class A) *                                300               16
Todhunter International *                               1,200                9
                                                                     ---------
                                                                            54
                                                                     ---------
Apparel and Textiles 0.6%
Jones Apparel Group *                                   3,050               98
Timberland Company *                                    1,100               74
Coach *                                                 1,300               37
Columbia Sportswear *                                     600               30
Polo Ralph Lauren *                                     1,300               29
Wolverine World Wide                                    1,500               23
Nautica Enterprises *                                   1,300               20
Wellman                                                 1,300               18
Kenneth Cole Productions (Class A) *                      450               18
Kellwood                                                  800               17
Unifi *                                                 1,800               16
bebe stores *                                             700               15
Phillips-Van Heusen                                     1,000               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

WestPoint Stevens                                       1,600        $      12
Maxwell Shoe *                                          1,100               12
QuikSilver *                                              600               12
Stride Rite                                             1,500               10
Cherokee *                                              1,100               10
Weyco Group                                               400               10
Quaker Fabric *                                         2,000                8
Haggar                                                    700                8
Garan                                                     300                7
Guess? *                                                1,200                6
Polymer Group                                             900                5
Hartmarx *                                              2,000                5
Global Sports *                                           400                2
Culp                                                    1,100                2
Warnaco Group (Class A)                                   900                2
                                                                     ---------
                                                                           519
                                                                     ---------
Beverages 0.0%
Triarc Companies *                                        900               22
                                                                     ---------
                                                                            22
                                                                     ---------
Food 1.5%
Pepsi Bottling Group                                    3,800              152
Keebler Foods                                           2,200               91
IBP                                                     3,000               80
Tyson Foods (Class A)                                   6,200               79
Whitman                                                 4,400               72
McCormick                                               1,900               68
Hormel Foods                                            3,200               60
Tootsie Roll Industries                                 1,015               47
Smithfield Foods *                                      1,500               46
Flowers Industries                                      2,800               44
Dean Foods                                              1,200               37
Hain Celestial Group *                                  1,000               32
Sensient Technologies                                   1,400               32
Dole Foods                                              1,900               31
Suiza Foods *                                             600               29
Corn Products International                               900               26
Dreyer's Grand Ice Cream                                  800               26
WLR Foods *                                             1,500               21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Performance Food Group *                                  400        $      21
Earthgrains                                             1,000               18
Michael Foods                                             600               18
Interstate Bakeries                                     1,200               17
American Italian Pasta *                                  600               16
Riviana Foods                                             800               16
Delta Pine & Land                                         600               13
Bridgford Foods                                         1,000               12
Fresh Del Monte Produce *                               2,800               12
International Multifoods                                  600               12
Farmer Brothers                                            60               12
Maui Land & Pineapple                                     500               12
Lance                                                     900               11
Agribrands International *                                200               11
Fleming Companies                                         900               11
Cagle's                                                 1,000               10
Alico                                                     600               10
National Beverage *                                     1,100               10
Ralcorp Holdings *                                        600               10
Andersons                                               1,100                9
Del Monte Foods *                                       1,200                9
United Natural Foods *                                    500                9
Cadiz *                                                   900                8
Coca-Cola Bottling                                        200                7
J&J Snack Foods *                                         400                7
Green Mountain Coffee *                                   100                5
Lancer *                                                  600                3
Aurora Foods *                                          1,200                3
                                                                     ---------
                                                                         1,285
                                                                     ---------
Home Products 0.5%
Estee Lauder                                            3,200              140
Energizer *                                             2,700               58
Lancaster Colony                                        1,200               33
Carter-Wallace                                            900               30
Block Drug (Class A)                                      509               27
Church & Dwight                                         1,200               27
Dial                                                    2,000               22
Libbey                                                    600               18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Guest Supply *                                            900        $      15
French Fragrances *                                     1,100               13
Inter Parfums *                                         1,200               11
Playtex Products *                                      1,000               10
Revlon (Class A) *                                      1,300                6
Zomax Optical Media *                                   1,200                6
Hunt                                                    1,000                5
                                                                     ---------
                                                                           421
                                                                     ---------
Tobacco 0.2%
R.J. Reynolds Tobacco                                   2,800              136
Universal                                                 900               32
Vector Group                                              661               10
Standard Commercial                                       600                4
                                                                     ---------
                                                                           182
                                                                     ---------
Total Consumer Nondurables                                               2,483
                                                                     ---------

DURABLE GOODS 6.4%
Construction & Real Property 1.3%
Lennar                                                  1,784               65
Quanta Services *                                       1,800               58
Johns Manville                                          4,400               57
Martin Marietta Materials                               1,300               55
Lafarge                                                 2,100               50
D.R. Horton                                             1,853               45
Clayton Homes                                           3,650               42
Catellus Development *                                  2,300               40
NVR *                                                     300               37
Jacobs Engineering Group *                                800               37
Toll Brothers *                                           900               37
Forest City Enterprises                                   900               35
MDC Holdings                                            1,000               33
USG                                                     1,300               29
Mastec *                                                1,450               29
Newhall Land & Farming                                  1,100               26
Insituform Technologies (Class A) *                       600               24
Dal Tile International *                                1,600               23
W.P. Carey & Company                                    1,200               22

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Granite Construction                                      750        $      22
Standard Pacific                                          900               21
Trammell Crow *                                         1,400               19
Washington Group International *                        2,300               19
Syntroleum *                                            1,000               17
Ryland Group                                              400               16
Beazer Homes *                                            400               16
Florida Rock Industries                                   400               16
Elcor                                                     900               15
NCI Building Systems *                                    700               13
Newmark Homes *                                         1,200               12
Aaron Rents (Class A)                                     900               12
LNR Property                                              500               11
Trendwest Resorts *                                       400               11
American Real Estate *                                  1,200               11
Palm Harbor Homes *                                       600               10
American Woodmark                                         600                9
Capital Properties                                      1,200                9
Washington Homes *                                        700                8
Devcon International *                                  1,200                8
Wellsford Real Properties *                               500                8
Skyline, REIT                                             400                8
U.S. Concrete *                                         1,200                7
Walter Industries                                       1,000                7
American Locker Group *                                 1,200                7
Kaiser Ventures                                           600                6
SLI                                                       900                6
Butler Manufacturing                                      200                5
Encompass Services *                                    1,000                5
Perini *                                                1,000                3
Comfort Systems USA *                                   1,100                2
Zaring National *                                       1,000                0
                                                                     ---------
                                                                         1,083
                                                                     ---------
Consumer Durables 0.5%
Shaw Industries                                         3,600               68
Herman Miller                                           2,300               66
Mohawk Industries *                                     1,600               44
HON Industries                                          1,600               41

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ethan Allen Interiors                                   1,100        $      37
La-Z Boy                                                2,100               33
Furniture Brands International *                        1,500               31
Blyth Industries                                        1,200               29
Pier 1 Imports                                          2,500               26
U.S. Industries                                         2,500               20
Toro                                                      500               18
Steelcase                                               1,200               17
Mikasa                                                    800               13
Bush Industries (Class A)                                 900               10
Flexsteel Industries                                      500                6
Digital Video Systems *                                 1,500                5
Salton *                                                  200                4
SRS Labs *                                              1,500                3
Actuant                                                 1,025                3
Applica *                                                 500                2
American Technology *                                     800                2
                                                                     ---------
                                                                           478
                                                                     ---------
Equity REIT 4.2%
Equity Office Properties, REIT                          6,807              222
Equity Residential Properties Trust, REIT               3,231              179
Simon Property Group, REIT                              4,600              110
Apartment Investment & Management, REIT                 2,000              100
Avalonbay Communities, REIT                             1,984               99
Archstone Communities Trust, REIT                       3,800               98
ProLogis Trust, REIT                                    4,360               97
Boston Properties, REIT                                 2,200               96
Vornado Realty Trust, REIT                              2,400               92
Duke-Weeks Realty, REIT                                 3,590               88
Spieker Properties, REIT                                1,700               85
Host Marriott                                           6,374               82
Public Storage, REIT                                    3,100               75
Crescent Real Estate Equities, REIT                     3,200               71
IndyMac Mortgage Holding *                              2,400               71
Kimco Realty, REIT                                      1,600               71
AMB Property, REIT                                      2,400               62
Liberty Property Trust, REIT                            2,000               57
General Growth Properties, REIT                         1,500               54

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

CarrAmerica Realty, REIT                                1,700        $      53
Istar Financial                                         2,473               49
Mack-Cali Realty, REIT                                  1,700               49
Arden Realty, REIT                                      1,900               48
Highwoods Properties, REIT                              1,900               47
Rouse, REIT                                             1,800               46
Post Properties, REIT                                   1,200               45
Health Care Property Investors                          1,500               45
Regency Realty, REIT                                    1,800               43
First Industrial Realty                                 1,200               41
Felcor Suite Hotels, REIT                               1,600               38
United Dominion Realty Trust, REIT                      3,500               38
Cousins Properties, REIT                                1,350               38
Reckson Associates Realty, REIT                         1,500               38
Franchise Finance                                       1,600               37
Camden Property Trust, REIT                             1,100               37
New Plan Excel Realty                                   2,700               35
Hospitality Properties Trust, REIT                      1,500               34
HRPT Properties Trust, REIT                             4,100               31
Weingarten Realty Investors, REIT                         700               31
Westfield America                                       2,000               29
BRE Properties                                            900               29
Healthcare Reality Trust                                1,300               28
Chateau Communities, REIT                                 900               27
Smith Charles Residential Realty                          500               23
Realty Income                                             900               22
Essex Property Trust                                      400               22
Prentiss Properties Trust                                 800               22
Brandywine Reality Trust                                1,000               21
Nationwide Health Properties, REIT                      1,600               21
CBL & Associates Properties, REIT                         800               20
Sun Communities, REIT                                     600               20
Shurgard Storage Centers                                  800               20
Storage USA, REIT                                         600               19
Federal Realty Investment Trust, REIT                   1,000               19
Centerpoint Properties Trust                              400               19
Bedford Property Investors                                900               18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Glenborough Realty Trust, REIT                          1,000        $      17
Developers Diversified Realty, REIT                     1,300               17
Kilroy Realty, REIT                                       600               17
Koger Equity, REIT                                      1,100               17
Gables Residential Trust, REIT                            600               17
Home Properties of New York                               600               17
PS Business Parks                                         600               17
Mills                                                   1,000               17
Washington Real Estate Investment Trust                   700               17
Cornerstone Reality Income Trust                        1,500               16
Summit Properties                                         600               16
Cabot Industrial                                          800               15
Macerich, REIT                                            800               15
Chelsea GCA Realty, REIT                                  400               15
Manufactured Home Communities, REIT                       500               14
Lexington Corporate Properties                          1,200               14
Alexanders *                                              200               14
EastGroup Properties, REIT                                600               13
Innkeepers USA, REIT                                    1,200               13
Taubman Centers, REIT                                   1,200               13
Colonial Properties Trust, REIT                           500               13
AMLI Residential Properties Trust                         500               12
Mid-Atlantic Realty Trust                               1,000               12
Parkway Properties, REIT                                  400               12
RFS Hotel Investors                                       900               12
JDN Realty                                              1,100               12
Alexandria Real Estate Equities                           300               11
Pan Pacific Retail Properties                             500               11
Pinnacle Holdings *                                     1,200               11
Senior Housing Properties                               1,160               11
Capital Automotive REIT                                   700               10
Great Lakes REIT                                          600               10
JP Realty, REIT                                           600                9
Tanger Factory Outlet Centers                             400                9
Thornburg Mortgage                                      1,000                9
Ramco Gershenson Properties                               700                9
Mid America Apartment Communities                         400                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

IRT Property                                            1,100        $       9
Sl Green Reality                                          300                8
Sizeler Property Investors                              1,200                8
Health Care, REIT                                         500                8
Kramont Realty Trust                                      900                8
Equity Inns                                             1,300                8
National Health Realty, REIT                            1,000                8
Humphrey Hospitality Trust                              1,100                8
Entertainment Properties, REIT                            700                8
Urstadt Biddle Properties                               1,100                8
Lasalle Hotel Properties                                  500                8
Malan Reality Investors                                   700                7
Jameson Inns                                            1,300                7
Pittsburgh & West Virginia Railroad, REIT               1,000                7
Crown American Realty                                   1,300                7
Commercial Net Lease Reality                              500                5
Monmouth Real Estate Investment                         1,000                5
Golf Trust of America                                     600                4
Pacific Gulf Properties, REIT                             600                4
G&L Realty                                                256                2
American Land Lease                                       207                2
Corrections Corp. of America *                          2,900                1
                                                                     ---------
                                                                         3,644
                                                                     ---------
Motor Vehicles and Parts 0.4%

Lear *                                                  2,000               50
Gentex *                                                2,100               39
Borg-Warner                                               800               32
Arvinmeritor                                            1,925               22
Monaco Coach *                                          1,000               18
Superior Industries International                         500               16
Modine Manufacturing                                      700               14
Oshkosh Truck                                             300               13
Thor Industries                                           600               12
Fleetwood                                               1,100               12
Wabash National                                         1,200               10
Lithia Motors *                                           800               10
Strattec Security *                                       300                9
Winnebago                                                 500                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Hayes Lemmerz International *                           1,200        $       8
Collins & Aikman *                                      1,800                7
Coachmen Industries                                       700                7
American Axle & Manufacturing Holdings *                  900                7
Keystone Automotive *                                   1,000                7
Federal-Mogul                                           2,100                5
Impco Technologies *                                      400                5
Tower Automotive *                                        500                4
SMC *                                                   1,200                3
Dura Automotive Systems *                                 500                3
Aftermarket Technology *                                  700                1
                                                                     ---------
                                                                           323
                                                                     ---------
Total Durable Goods                                                      5,528
                                                                     ---------

ENERGY 4.4%

Energy Reserves & Production 1.5%
Ocean Energy *                                          4,600               80
Murphy Oil                                              1,280               77
Mitchell Energy & Development (Class A)                 1,200               74
Noble Affiliates                                        1,500               69
Newfield Exploration *                                  1,300               62
Louis Dreyfuss Natural Gas *                            1,300               60
Cross Timbers Oil                                       1,950               54
Barrett Resources *                                       900               51
Pioneer Natural Resources *                             2,400               47
Vintage Petroleum                                       2,100               45
Pogo Producing                                          1,400               44
Houston Exploration *                                   1,100               42
Spinnaker Exploration *                                   900               38
Forest Oil *                                            1,000               37
St. Mary Land Exploration                               1,000               33
Stone Energy *                                            500               32
BP Prudhoe Bay Royalty Trust                            2,300               28
Chesapeake Energy *                                     2,800               28
Unit *                                                  1,400               27
Denbury Resources *                                     2,400               26
Swift Energy *                                            700               26

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Pure Resources *                                        1,300        $      26
Veritas DGC *                                             800               26
Tom Brown *                                               700               23
HS Resources *                                            500               21
Westport Resources *                                      900               20
Evergreen Resources *                                     500               19
Cabot Oil & Gas                                           500               16
Howell                                                  1,200               15
Meridian Resource *                                     1,700               15
Pennaco Energy *                                          700               14
Columbus Energy *                                       1,100               13
3Tec Energy *                                             700               12
Nuevo Energy *                                            700               12
Bellwether Exploration *                                1,300               11
APCO Argentina                                            400               11
Southwestern Energy                                     1,000               10
Markwest Hydrocarbon *                                    900               10
Penn Virginia                                             300               10
Cross Timbers Reality Trust                               600               10
Berry Petroleum                                           700                9
Greka Energy                                              600                8
Beta Oil & Gas *                                          900                7
McMoRan Exploration *                                     500                7
Brigham Exploration *                                     900                4
                                                                     ---------
                                                                         1,309
                                                                     ---------
Oil Refining 0.5%
Ultramar Diamond Shamrock                               1,900               59
Valero Energy                                           1,400               52
Enterprise Products Partners *                          1,500               47
Western Gas Resources                                   1,300               44
Buckeye Partners *                                      1,000               29
Teppco Partners *                                       1,000               25
Pennzoil-Quaker State                                   1,900               24
Adams Resources & Energy                                1,100               16
Hugoton Royalty Trust                                   1,000               15
Plains All American Pipeline LP *                         700               13
Holly                                                     700               13
Kaneb Services *                                        1,900               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

World Fuel Services                                     1,500        $      11
Castle Energy                                           1,400               10
Northwestern Public Service                               400                9
Giant Industries *                                        600                4
                                                                     ---------
                                                                           382
                                                                     ---------
Oil Services 2.4%
Noble Drilling *                                        3,500              152
BJ Services Company *                                   2,100              145
Diamond Offshore Drilling                               3,600              144
Weatherford International *                             2,990              141
Global Marine *                                         4,900              139
R & B Falcon *                                          5,440              125
ENSCO International                                     3,600              123
Cooper Cameron *                                        1,600              106
Santa Fe International                                  3,100               99
Smith International *                                   1,200               90
National Oilwell *                                      2,200               85
Grant Pride *                                           3,390               74
Hanover Compressor *                                    1,600               71
Helmerich & Payne                                       1,500               66
Varco International *                                   2,711               59
Marine Drilling *                                       1,700               45
Pride International *                                   1,800               44
Patterson Energy *                                      1,000               37
Global Industries *                                     2,600               36
UTI Energy *                                            1,000               33
Superior Energy *                                       2,400               27
Seacor Smit *                                             500               26
Key Energy Services *                                   2,100               22
Cal Dive International *                                  800               21
Seitel *                                                1,100               20
Horizon Offshore *                                      1,000               20
Grey Wolf *                                             3,000               18
Offshore Logistics *                                      800               17
Newpark Resources *                                     1,800               17
Dril-Quip *                                               400               14
Atwood Oceanics *                                         300               13
Trico Marine Services *                                   800               12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Parker Drilling *                                       2,400        $      12
Oceaneering International *                               500               10
Unifab International *                                    900                9
Dawson Geophysical *                                      800                8
Friede Goldman International *                          1,300                5
                                                                     ---------
                                                                         2,085
                                                                     ---------
Total Energy                                                             3,776
                                                                     ---------

FINANCIAL 15.8%

Banks 4.7%
M&T Bank                                                2,394              163
Zions Bancorp                                           2,400              150
Marshall & Ilsley                                       2,800              142
National Commerce Bancorporation                        5,450              135
North Fork Bancorporation                               4,450              109
UnionBancal                                             4,400              106
Popular                                                 3,500               92
First Tennessee National                                3,100               90
TCF Financial                                           2,000               89
Mercantile Bankshares                                   2,000               86
Compass Bancshares                                      3,550               85
Banknorth Group                                         3,995               79
Commerce Bancshares                                     1,854               78
FirstMerit                                              2,600               69
Cullen/Frost Bankers                                    1,600               67
Associated Banc                                         2,112               64
Valley National Bancorp                                 1,883               63
Investor's Financial Services                             700               60
Centura Banks                                           1,225               59
Hudson City Bancorp                                     2,900               59
Banc West                                               2,200               57
Wilmington Trust                                          900               56
Hibernia (Class A)                                      4,300               55
Provident Financial Group                               1,400               52
WestAmerica                                             1,200               52
Old National Bancorp                                    1,719               51
City National                                           1,300               50

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Commerce Bancorp                                          725        $      50
Silicon Valley Bancshares *                             1,400               48
First Virginia Banks                                    1,000               48
Citizens Banking                                        1,600               47
Greater Bay Bancorp                                     1,106               45
Sky Financial                                           2,693               45
Fulton Financial                                        1,943               45
Pacific Century Financial                               2,500               44
First Midwest Bancorp                                   1,245               36
Southwest Bancorp *                                       800               34
Trustmark                                               1,600               34
Independence Community Bank                             2,100               34
Hudson United Bancorp                                   1,556               33
BOK Financial *                                         1,518               32
BancorpSouth                                            2,625               32
Santander Bancorp                                       1,550               30
Commercial Federal                                      1,500               29
Colonial BancGroup                                      2,700               29
Imperial Bancorp                                        1,048               28
Chittenden                                                800               24
First Citizens BancShares                                 300               24
Century South Bank                                        700               24
Susquehanna Bancshares                                  1,350               22
Whitney Holding                                           600               22
F&M National                                              815               21
First Commonwealth Financial                            2,100               21
Integra Bank                                              800               20
Frontier Financial                                        800               20
Merchants Bancshares                                      800               19
Community First Bankshares                              1,000               19
Trustco Bank                                            1,518               19
Park National                                             205               18
Cathay Bancorp                                            300               18
East West Bancorp                                         700               17
United Bankshares                                         800               17
Pacific Capital Bancorp                                   600               17
Republic Bancorp                                        1,540               17

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

UMB Financial                                             430        $      16
The Intercept Group *                                     600               16
Wintrust Financial                                      1,000               16
Arrow Financial                                           800               15
First Niagara Financial                                 1,400               15
BB&T                                                      409               15
Midwest Banc Holdings                                   1,000               15
CORUS Bankshares                                          300               15
National Penn Bancshares                                  735               15
PFF Bancorp                                               700               15
BostonFed Bancorp                                         700               15
Texas Regional Bancshares                                 440               14
Mid State Bancshares                                      400               14
Alabama National Bancorporation                           600               14
FCNB                                                      500               14
S&T Bancorp                                               600               13
Summit Bancshares                                         600               13
West Coast Bancorp                                      1,320               13
Irwin Financial                                           600               13
First Financial Bankshares                                400               13
Riggs                                                     900               13
Merchants New York Bancorp                                500               13
Suffolk Bancorp                                           400               12
First South Bancorp                                       500               12
United National Bancorp                                   600               12
Bancfirst Ohio                                            735               11
Hancock Holding Company                                   300               11
Republic Bancshares *                                   1,200               11
Vista Bancorp                                             630               11
Connecticut Bancshares *                                  600               11
Provident Bankshares                                      525               11
Omega Financial                                           400               11
Timberland Bancorp                                        800               11
CB Bancshares                                             400               10
Bay Bancshares                                            400               10
Banner                                                    660               10
Three Rivers Bancorp                                    1,200               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ambanc Holding                                            600        $      10
Area Bancshares                                           600               10
First Place Financial                                     900               10
Chemical Financial                                        420               10
State Bancorp                                             756               10
First BanCorp                                             400                9
WesBanco                                                  400                9
Mid America Bancorp                                       412                9
Brookline Bancorp                                         800                9
First Merchants                                           400                9
Mississippi Valley Bankshares                             300                9
BWC Financial                                             440                9
First Banks America *                                     500                9
Camden National                                           600                9
CVB Financial                                             500                9
FNB                                                       700                8
First United                                              800                8
Community Banks                                           400                8
U.S.B. Holding                                            630                8
Medford Bancorp                                           500                8
German American Bancorp                                   630                8
1st Source                                                420                8
First Charter                                             500                7
Peoples Holding                                           400                7
Bar Harbor Bankshares                                     500                7
Gold Banc                                               1,400                7
CNB Financial                                             700                6
First Financial                                           200                6
United Community Financial                                900                6
Trust Company Of New Jersey                               500                6
Second Bancorp                                            400                6
Interchange Financial Services                            400                6
Delphos Citizens Bancorp                                  400                5
USBANCORP                                               1,000                4
Amcore Financial                                          200                4
South Financial Group                                     300                4
Net Bank *                                                500                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Farmers Capital Bank                                      100        $       3
S.Y. Bancorp                                              100                2
Wells Fargo                                                 1                0
                                                                     ---------
                                                                         4,064
                                                                     ---------

Financial Services 1.4%
Concord EFS *                                           5,750              253
Express Scripts (Class A) *                             1,000              102
Choicepoint *                                           1,162               76
BISYS Group *                                           1,400               73
Arthur J. Gallagher                                     1,000               64
Erie Indemnity                                          1,900               57
Metris Companies                                        1,850               49
Comdisco                                                4,110               47
AmeriCredit *                                           1,600               44
Heller Financial                                        1,400               43
NOVA *                                                  2,100               42
Student Loan                                              700               38
Allied Capital                                          1,800               38
Security Capital Group (Class B) *                      1,500               30
CompuCredit *                                           1,400               25
NCO Group *                                               700               21
Brown and Brown                                           600               21
Hilb Rogal and Hamilton                                   500               20
Crawford (Class B)                                      1,600               19
National Processing *                                     900               15
Doral Financial                                           600               14
Actrade International *                                   600               13
CB Richard Ellis Services *                               900               13
New Century Financial *                                 1,200               13
Healthplan Services *                                   1,300               12
Perry County Financial                                    700               12
WFS Financial *                                           600               11
ADVANTA                                                 1,166               10
World Acceptance *                                      1,700                9
NextCard *                                              1,100                9
Insignia Financial Group *                                700                8
National Wireless Holdings *                              600                8
American Mortgage Acceptance                            1,000                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

American Insured Mortgage Investors LP                  1,300        $       8
Medallion Financial                                       500                7
Clark/Bardes Holdings *                                   700                7
Ugly Duckling *                                         1,600                6
Matrix Capital *                                          800                6
Cash America Investments                                1,300                6
UICI *                                                    900                5
Harris & Harris Group *                                 1,700                4
eplus *                                                   300                3
Ampal-American Israel *                                   400                2
FINOVA Group                                            1,700                2
SierraCities.com *                                        500                1
E-Loan *                                                  900                1
                                                                     ---------
                                                                         1,275
                                                                     ---------
Life & Health Insurance 0.5%
Liberty Financial Companies                             1,400               62
Reinsurance Group of America                            1,550               55
MONY Group                                              1,100               54
Protective Life                                         1,600               52
Stancorp Financial Group                                  900               43
Nationwide Financial Services (Class A)                   800               38
Delphi Financial *                                        704               27
AmerUs Life                                               600               19
Great American Financial Resources                      1,000               19
Kansas City Life Insurance                                400               14
Cotton States Life Insurance                            1,000               12
Citizens                                                1,605               11
FBL Financial Group                                       632               11
Presidential Life                                         700               11
InterContinental Life *                                 1,000               10
Healthaxis *                                              400                1
                                                                     ---------
                                                                           439
                                                                     ---------
Property & Casualty Insurance 5.3%
Berkshire Hathaway (Class A) *                             40            2,840
CNA Financial *                                         4,700              182
Allmerica Financial                                     1,400              102
Old Republic International                              3,150              101
Transatlantic Holdings                                    920               97

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Unitrin                                                 1,900        $      77
Radian Group                                            1,000               75
PMI Group                                               1,000               68
White Mountains Insurance Group                           200               64
Fidelity National Financial                             1,700               63
First American Financial                                1,900               62
American National Insurance                               800               59
Mercury General                                         1,300               57
Wesco Financial                                           170               48
American Financial Group                                1,700               45
21st Century Insurance Group                            2,700               38
Markel *                                                  210               38
Leucadia National                                       1,000               35
Alleghany                                                 163               33
W. R. Berkley                                             700               33
HCC Insurance Holdings                                  1,200               32
Horace Mann Educators                                   1,300               28
State Auto Financial                                    1,500               27
Trenwick Group                                          1,012               25
Zenith National Insurance                                 700               21
Ohio Casualty                                           2,000               20
Commerce Group                                            700               19
CNA Surety                                              1,300               19
Meemic Holdings *                                         600               15
Alfa                                                      800               15
Selective Insurance                                       600               15
Midland                                                   500               14
Triad Guaranty *                                          400               13
RLI                                                       300               13
Professionals Group *                                     500               12
Navigators Group *                                        900               12
Harleysville Group                                        400               12
NYMAGIC                                                   600               11
Enhance Financial Services                                700               11
Donegal Group                                           1,100               11
Argonaut Group                                            500               11
BancInsurance *                                         2,310               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

SCPIE Holdings                                            400        $       9
Penn America Group                                      1,200                9
Merchants Group                                           500                9
Highlands Insurance Group *                               900                8
Vesta Insurance                                         1,500                8
Arch Capital Group *                                      500                7
Medical Assurance                                         420                7
Danielson Holding *                                     1,500                7
Fremont General                                         2,000                6
Acceptance Insurance *                                    700                4
PAULA Financial *                                         800                1
Amwest Insurance Group *                                  726                1
                                                                     ---------
                                                                         4,559
                                                                     ---------
Securities & Asset Management 2.4%
Goldman Sachs Group                                     3,400              364
John Hancock Financial Services                         8,400              316
Alliance Capital *                                      5,500              278
Neuberger Berman                                        1,400              113
A.G. Edwards                                            2,300              109
Federated Investors (Class B)                           3,350               98
Legg Mason                                              1,600               87
Waddell & Reed Financial (Class A)                      2,250               85
Eaton Vance                                             2,100               68
Raymond James Financial                                 1,400               49
Knight Trading Group *                                  3,300               46
LaBranche & Co. *                                       1,400               43
John Nuveen (Class A)                                     700               40
Dain Rauscher                                             400               38
Investment Technology Group *                             900               38
Affiliated Managers Group *                               600               33
Morgan Keegan                                           1,000               27
Jeffries Group                                            800               25
TD Waterhouse Group *                                   1,700               23
American Capital Strategies                               700               18
Phoenix Investment Partners                             1,100               17
International Bancshares                                  500               17
FirstSpartan Financial                                    400               15
Southwest Securities Group                                530               14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ocwen Financial *                                       2,100        $      13
Tucker Anthony Sutro                                      500               12
Jones Lang Lasalle *                                      800               11
Acacia Research *                                         600               11
Guarantee Federal Bancshares                              800                9
Northway Financial                                        400                9
AXA ADR                                                   104                7
Pinnacle Global *                                       1,700                7
eSpeed (Class A) *                                        400                6
Big Foot Financial                                        400                5
Peoples Financial                                         600                3
                                                                     ---------
                                                                         2,054
                                                                     ---------
Thrifts 1.5%
Greenpoint Financial                                    2,900              119
Golden State Bancorp                                    3,500              110
Dime Bancorp                                            3,100               92
Bank United                                             1,100               75
Astoria Financial                                       1,100               60
Roslyn Bancorp                                          2,100               57
People's Bank                                           2,000               52
Washington Federal                                      1,780               51
Sovereign Bancorp                                       5,900               48
Webster Financial                                       1,656               47
Downey Financial                                          800               44
Capitol Federal Financial                               2,600               43
FirstFed Financial *                                    1,100               36
New York Community Bancorp                                900               33
Richmond County Financial                                 900               23
MAF Bancorp                                               800               23
First Indiana                                             900               21
First Financial Bancorp                                 1,050               18
Staten Island Bancorp                                     800               17
Waypoint Financial *                                    1,500               17
Anchor BanCorp Wisconsin                                1,000               16
First of Long Island                                      400               16
Iberiabank                                                700               15
Harbor Florida Bancshares                               1,000               15
Coastal Bancorp                                           600               14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Northwest Bancorp                                       1,600        $      14
Jefferson Savings Bancorp                                 900               13
Republic Security Financial                             1,700               12
St. Francis Capital                                       900               12
Home Federal Savings Bank                                 700               11
BankUnited Financial *                                  1,300               11
FVNB                                                      300               11
PBOC Holdings *                                         1,100               11
W Holding                                                 900               10
Ameriana Bancorp                                          960               10
Klamath First Bancorp                                     800               10
Sterling Financial                                        800               10
Cooperative Bankshares                                    900                9
F.N.B                                                     420                9
StateFed Financial                                        800                8
Pacific Northwest Bancorp                                 600                8
Woronoco Bancorp                                          600                8
Pulaski Bancorp                                           800                8
Westcorp                                                  500                7
Cenit Bankcorp                                            500                6
Commonwealth Bancorp                                      400                6
Bedford Bancshares                                        600                6
                                                                     ---------
                                                                         1,272
                                                                     ---------
Total Financial                                                         13,663
                                                                     ---------

HEALTH CARE 11.2%

Drugs 7.3%
Immunex *                                              14,200              577
Genentech *                                             4,340              354
Millennium Pharmaceuticals *                            5,580              345
IDEC Pharmaceuticals *                                  1,260              239
Genzyme *                                               2,605              234
Human Genome Sciences *                                 3,280              227
IVAX *                                                  4,150              159
Sepracor *                                              1,900              152
Abgenix *                                               2,200              130
Vertex Pharmaceuticals *                                1,600              114

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Invitrogen *                                            1,275        $     110
Affymetrix *                                            1,460              109
Andrx *                                                 1,800              104
Gilead Sciences *                                       1,215              101
Protein Design Labs *                                   1,050               90
Mylan Laboratories                                      3,500               88
Imclone Systems *                                       1,900               84
Medarex *                                               2,000               81
Barr Laboratories *                                     1,000               73
ICOS *                                                  1,400               73
OSI Pharmaceuticals *                                     900               72
ICN Pharmaceuticals                                     2,200               68
Enzon *                                                 1,070               66
AmeriSource Health *                                    1,300               66
Cephalon *                                              1,000               63
Albany Molecular Research *                             1,000               62
Applera-Celera Genomics *                               1,650               59
Bergen Brunswig                                         3,715               59
Celgene *                                               1,800               59
COR Therapeutics *                                      1,600               56
Alpharma (Class A)                                      1,200               53
Alkermes *                                              1,600               50
Inhale Therapeutic Systems *                            1,000               50
Myriad Genetics *                                         600               50
Priority Healthcare (Class B) *                         1,194               49
Tanox *                                                 1,200               47
Sicor *                                                 3,000               43
CV Therapeutics *                                         600               43
Medicis Pharmaceutical *                                  700               41
Incyte Pharmaceuticals *                                1,600               40
Techne *                                                1,100               40
Inverness Medical Technologies *                        1,000               39
Tularik *                                               1,300               38
Bindley Western Industries                                888               37
Scios *                                                 1,600               37
Cell Therapeutics *                                       800               36
Aviron *                                                  500               33

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Neurocrine Biosciences *                                1,000        $      33
Alexion Pharmaceutical *                                  500               32
Praecis Pharmaceuticals *                               1,100               32
Regeneron Pharmaceuticals *                               900               32
Genencor International *                                1,800               31
Immunomedics *                                          1,400               30
Immunogen *                                             1,400               30
NPS Pharmaceuticals *                                     600               29
Titan Pharmaceuticals *                                   800               28
K-V Pharmaceutical *                                    1,100               28
Trimeris *                                                500               28
CuraGen *                                               1,000               27
InterMune Pharmaceuticals *                               600               27
Neopharm *                                                700               27
CIMA Labs *                                               400               26
XOMA *                                                  2,600               26
Maxygen *                                               1,000               24
ONYX Pharmaceuticals *                                  1,600               24
Cubist Pharmaceuticals *                                  800               24
Cell Genesys *                                          1,000               23
Arqule *                                                  700               22
Corixa *                                                  801               22
Noven Pharmaceuticals *                                   600               22
Transkaryotic Therapies *                                 600               22
ILEX Oncology *                                           800               21
Luminex *                                                 800               21
Perrigo *                                               2,500               21
Syncor International *                                    500               18
Medicines *                                               900               18
Enzo Biochem *                                            700               17
Aurora Biosciences *                                      540               17
Neose Technologies *                                      500               16
Amylin Pharmaceuticals *                                2,100               16
Illumina *                                              1,000               16
Kos Pharmaceuticals *                                     900               16
Inspire Pharmaceutical *                                  600               16
Endo Pharmaceutical *                                   2,500               16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ligand Pharmaceuticals *                                1,100        $      15
Pharmacopeia *                                            700               15
Emisphere Technologies *                                  600               15
Closure Med *                                             400               14
Durect *                                                1,200               14
Biopure *                                                 700               14
Pharmacyclics *                                           400               14
InKine Pharmaceutical *                                 1,800               13
Vical *                                                   700               13
Geron *                                                   800               12
Gene Logic *                                              660               12
Biomarin Pharmaceutical *                               1,200               12
Nu Skin Asia Pacific *                                  2,100               11
Antigenics *                                            1,000               11
SuperGen *                                                800               11
D&K Healthcare *                                          800               11
Arena Pharmaceuticals *                                   700               11
Bio-Technology General *                                1,500               11
Neurogen *                                                300               11
Pain Therapeutics *                                       700               10
Progenics Pharmaceuticals *                               600               10
Applied Molecular Evolution *                             600               10
Axys Pharmaceutical *                                   1,800               10
NaPro BioTherapeutics *                                 1,200               10
ViroPharma *                                              700               10
Corvas International *                                    700               10
Sequenom *                                                700               10
Variagenics *                                             800               10
Texas Biotechnology *                                   1,100                9
Vion Pharmaceuticls *                                   1,100                9
Genstar Therapeutics *                                    900                9
Targeted Genetics *                                     1,300                9
Northfield Laboratories *                                 800                9
Entremed *                                                500                9
IntraBiotics Pharmaceuticals *                            900                9
Isis Pharmaceuticals (Class B) *                          800                9
Avigen *                                                  400                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

MGI PHARMA *                                              500        $       8
Organogenesis *                                           900                8
NBTY *                                                  1,700                8
Ciphergen Biosystems *                                    600                8
Columbia Laboratories *                                 1,800                8
OXiGENE *                                               1,300                8
Hemispherx Biopharma *                                  1,600                8
Martek Biosciences *                                      600                7
VI Technologies *                                       1,400                7
United Therapeutics *                                     500                7
Guilford Pharmaceuticals *                                400                7
AVANIR Pharmaceuticals *                                1,400                7
Alliance Pharmaceutical *                                 800                7
Collateral Therapeutics *                                 400                7
Avant Immunotherapeutics *                              1,000                7
NeoTherapeutics *                                       1,500                6
3 Dimensional Pharmaceutical *                            400                6
Curis *                                                   660                6
Neorx *                                                 1,100                6
AVI BioPharma *                                         1,200                6
Synaptic Pharmaceutical *                               1,000                5
Maxim Pharmaceuticals *                                   700                5
Diversa *                                                 250                4
Ribozyme Pharmaceuticals *                                300                4
Genome Therapeutics *                                     600                4
Matritech *                                             1,000                4
Insite Vision *                                         1,300                4
BioCryst Pharmaceuticals *                                600                4
Allscripts *                                              400                4
IGEN *                                                    300                4
Connetics *                                               800                4
Valentis *                                                500                4
Triangle Pharmaceuticals *                                700                3
Genzyme General *                                         375                3
Advanced Tissue Sciences *                              1,100                3
Cell Pathways *                                           700                3
Genomic Solutions *                                       400                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Interleukin Genetics *                                    800        $       3
Immucor *                                                 800                2
Microcide Pharmaceuticals *                               400                2
Immune Response *                                         600                2
Hyseq *                                                   100                1
Trega Biosciences *                                       600                1
                                                                     ---------
                                                                         6,306
                                                                     ---------
Medical Products 1.8%
Waters *                                                3,400              284
MiniMed *                                               1,700               72
Cytyc *                                                 1,100               69
Varian Associates *                                     1,000               68
Beckman Coulter                                         1,600               67
Patterson Dental *                                      1,900               64
Dentsply International                                  1,600               63
Henry Schein *                                          1,300               45
Steris *                                                2,300               37
Digene *                                                  800               36
ResMed *                                                  800               32
Edwards Lifesciences *                                  1,600               28
Haemonetics *                                             900               28
Invacare                                                  800               27
Bio-Rad Laboratories *                                    800               26
ABIOMED *                                               1,000               24
IDEXX Laboratories *                                    1,100               24
Analogic                                                  500               22
Owens & Minor                                           1,200               21
Biosite Diagnostics *                                     500               20
Cooper                                                    500               20
Aksys *                                                 1,100               18
Mentor                                                    900               18
VISX *                                                  1,700               18
Diagnostic Products                                       300               16
Med-Design *                                            1,000               16
ArthroCare *                                              800               16
Bacou USA *                                               600               16
Sybron Dental Specialties *                               900               15
Arrow International                                       400               15

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Genzyme Transgenics *                                   1,000        $      14
Respironics *                                             500               14
Novoste *                                                 500               14
Polymedica *                                              400               13
Ventana Medical Systems *                                 700               13
Kensey Nash *                                           1,300               13
Merit Medical Systems *                                 2,300               13
ATS Medical *                                             900               13
Cerus *                                                   170               13
Inamed *                                                  600               12
CONMED *                                                  700               12
Cyberonics *                                              500               12
Regeneration Technologies *                               800               11
Thermo Cardiosystems *                                  1,200               11
Exactech *                                                500               10
Datascope                                                 300               10
Mine Safety Appliances                                    400               10
West Pharmaceutical Services                              400               10
Tyco International                                        173               10
Ocular Sciences *                                         700                8
Cohesion Technologies *                                 1,400                8
Aradigm *                                                 500                7
Aphton *                                                  400                7
PSS World Medical *                                     1,400                7
Theragenics *                                           1,400                7
Cholestech *                                            1,100                7
Physiometrix *                                            400                6
Cygnus *                                                1,100                6
Aspect Medical Systems *                                  600                5
SangStat Medical *                                        400                5
American Science Engineering *                            800                4
ORATEC Interventions *                                    700                4
IRIDEX *                                                  700                4
Cytogen *                                               1,400                3
Verso Technology *                                      1,900                3
Lifecell *                                              1,400                2
Vasomedical *                                           1,000                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

VIVUS *                                                   900        $       2
Sunrise Technologies International *                      800                1
Nexell Therapeutics *                                     275                1
Eclipse Surgical Technologies *                           900                1
                                                                     ---------
                                                                         1,553
                                                                     ---------
Medical Providers & Services 2.1%
Quest Diagnostics *                                     1,200              170
Laboratory Corporation America Holdings *                 800              141
Health Management (Class A) *                           6,400              133
Universal Health Services *                               900              101
Hillenbrand Industries                                  1,700               87
Oxford Health Plans *                                   2,200               87
Community Health System *                               2,400               84
Lincare Holdings *                                      1,400               80
Trigon Healthcare *                                     1,000               78
Health Net *                                            2,700               71
First Health Group *                                    1,400               65
Omnicare                                                2,700               58
Orthodontic Centers of America *                        1,500               47
LifePoint Hospitals *                                     900               45
Coventry Health Care *                                  1,300               35
Province Healthcare *                                     800               31
Renal Care Group *                                      1,100               30
Triad Hospitals *                                         900               29
Davita *                                                1,700               29
Quorum Health Group *                                   1,800               28
Mid-Atlantic Medical Services *                         1,400               28
Cryolife *                                                900               27
Impath *                                                  400               27
Dianon Systems *                                          600               26
Advance Paradigm *                                        500               23
Amsurg *                                                  900               22
Beverly Enterprises *                                   2,600               21
Rehabcare Group *                                         400               21
Accredo Health *                                          400               20
AmeriPath *                                               800               20
Hooper Holmes                                           1,700               19
PacifiCare Health Systems (Class A) *                   1,100               16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Sunrise Assisted Living *                                 600        $      15
Covance *                                               1,200               13
Service Corp. International *                           7,000               12
American Medical Security *                             1,800               11
America Service Group *                                   400               11
LabOne *                                                1,500                9
Dynacq International *                                    800                8
United Wisconsin                                        1,700                6
American Retirement *                                   1,600                5
Stewart Enterprises (Class A)                           1,800                3
Res-Care *                                                600                3
Sierra Health Services *                                  700                3
Capital Senior Living *                                 1,000                2
LCA Vision *                                            1,600                2
                                                                     ---------
                                                                         1,802
                                                                     ---------
Total Health Care                                                        9,661
                                                                     ---------

INDUSTRIAL 2.1%

Defense and Aerospace 0.3%
Precision Castparts                                     1,200               51
Newport News Shipbuilding                                 800               42
Alliant Techsystems                                       450               30
Teledyne Technologies *                                 1,000               24
United Industrial                                       1,600               18
Stewart & Stevenson                                       700               16
Sequa (Class A) *                                         400               14
Curtiss-Wright                                            300               14
Northrop Grumman                                          167               14
Kaman                                                     800               13
GenCorp                                                 1,000               10
HEICO (Class A)                                           815                9
Allied Research *                                       1,000                9
HEICO                                                     400                6
SPACEHAB *                                              1,900                5
Orbital Sciences *                                      1,200                5
Kellstrom Industries *                                    700                2
T-NETIX *                                                 700                1
                                                                     ---------
                                                                           283
                                                                     ---------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Heavy Electrical Equipment 0.4%
Hubbell (Class B)                                       1,900        $      50
Teleflex                                                1,000               44
C&D Technologies                                          700               30
Fuelcell Energy *                                         400               28
Belden                                                  1,000               25
Baldor Electric                                         1,100               23
Lincoln Electric Holdings                               1,100               22
Woodward Governor                                         400               18
Cable Design Technologies *                             1,050               18
Plug Power *                                            1,200               18
Active Power *                                            800               18
LSI Industries                                            600               12
Optical Cable *                                         1,200               11
Spectra-Physics Lasers *                                  400               10
A.O. Smith (Class B)                                      600               10
Wesco International *                                   1,400               10
UCAR International *                                      900                9
Proton Energy Systems *                                   800                9
Ultrak *                                                  600                3
Alpine Group *                                          1,100                2
Anicom *                                                2,000                0
                                                                     ---------
                                                                           370
                                                                     ---------
Heavy Machinery 0.2%
Trinity Industries                                      1,200               30
Tennant                                                   500               24
Terex *                                                 1,000               16
Lindsay Manufacturing                                     650               15
JLG Industries                                          1,300               14
AGCO                                                    1,100               13
Logansport Financial                                      800                9
Astec Industries *                                        600                8
Columbus McKinnon                                         600                5
                                                                     ---------
                                                                           134
                                                                     ---------
Industrial Parts 1.2%
American Standard *                                     2,000               99
Capstone Turbine *                                      2,300               65
Shaw Group *                                            1,200               60

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Emcore *                                                  940        $      44
Donaldson                                               1,500               42
York International                                      1,300               40
Pentair                                                 1,600               39
Carlisle Companies                                        800               34
IDEX                                                      900               30
Tecumseh Products                                         600               25
Powell Industries *                                     1,900               24
Kennametal                                                800               23
Manitowoc                                                 800               23
Flowserve *                                             1,000               21
AAON *                                                  1,200               21
AMETEK                                                    800               21
Graco                                                     500               21
Nordson                                                   800               21
Genlyte Group *                                           800               19
Thomas Industries                                         800               19
Kaydon                                                    700               17
Sps Technologies *                                        300               16
Cymer *                                                   600               15
Simpson Manufacturing *                                   300               15
Brooks Automation *                                       500               14
CLARCOR                                                   600               12
Applied Industrial Technologies                           600               12
Milacron                                                  700               11
EDO                                                     1,500               11
Gasonics International *                                  600               11
Hughes Supply                                             600               11
Mattson Technology *                                    1,000               10
BHA Group (Class A)                                       700               10
Rayovac *                                                 700               10
Robbins & Myers                                           400               10
Helix Technology                                          400               10
Coors *                                                   300                9
Blout International *                                   1,207                9
Twin Disc                                                 600                9
Presstek *                                                800                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Watts Industries (Class A)                                600        $       8
Hawk (Class A) *                                        1,500                8
CUNO *                                                    300                8
Flow International *                                      700                8
Lennox International                                    1,000                8
Semitool *                                                800                8
Key Technology *                                        1,400                7
CTB International *                                       900                7
Rimage *                                                  800                7
Exide                                                     900                7
TB Wood's                                                 900                7
Graham *                                                  600                6
Thermo Fibertek *                                       1,700                6
UNOVA *                                                 1,600                6
SpeedFam-IPEC *                                           900                6
NN Ball & Roller                                          600                5
Enviromental Tectonics *                                  700                5
Standard Motor Products                                   700                5
WSI Industries *                                        1,400                4
Zoltek *                                                  900                3
TransTechnology                                           800                3
                                                                     ---------
                                                                         1,053
                                                                     ---------
Total Industrial                                                         1,840
                                                                     ---------

MISCELLANEOUS 0.3%

Sodexho Marriott Services *                             1,900               42
Avocent *                                               1,245               34
MeriStar Hospitality                                    1,200               24
J.M. Smucker                                              800               22
American Medical Systems *                              1,200               19
C-Cube Microsystems *                                   1,100               13
Intuitive Surgical *                                    1,500               12
Landair *                                               3,100               12
PolyOne                                                 1,900               11
Resource Asset Investment Trust, REIT                     900               11
Genzyme Biosurgery *                                    1,173               10
Docent *                                                1,000                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Aegis Realty                                              800        $       8
Gulf West Banks                                           882                7
IOMED *                                                 1,500                7
PMC Commercial Trust *                                    800                7
Lynx Therapeutics *                                       500                4
CoreComm *                                                491                3
Vornado Operating *                                     1,335                3
Catalytica Energy Systems *                               132                2
Philips International Realty, REIT                        500                2
Corrections Corp. of America *                             29                0
Endo Pharmaceutical, Warrants, 12/31/02                   900                0
OPTICNET *                                                350                0
ProcureNet *                                              600                0
                                                                     ---------
Total Miscellaneous                                                        262
                                                                     ---------

RETAIL 2.8%

Clothing Stores 1.1%
Intimate Brands                                        13,430              201
Talbots                                                 1,800               82
Venator Group *                                         3,900               60
Abercrombie & Fitch (Class A) *                         2,900               58
American Eagle Outfitters *                             1,300               55
Payless Shoesource *                                      705               50
Neiman Marcus *                                         1,400               50
Ross Stores                                             2,300               39
Saks *                                                  3,675               37
Footstar *                                                600               30
Pacific Sunwear *                                       1,100               28
Dress Barn *                                              900               26
Men's Wearhouse *                                         900               25
Gadzooks *                                              1,600               24
Burlington Coat Factory Warehouse                       1,100               21
AnnTaylor Stores *                                        800               20
Charming Shoppes *                                      2,900               17
Stein Mart *                                            1,300               15
Factory 2-U Stores *                                      400               13
The Children's Place *                                    600               12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Christopher & Banks *                                     300        $       8
Chicos *                                                  400                8
Too *                                                     600                8
Syms *                                                    900                4
Harold's Stores *                                       1,700                3
                                                                     ---------
                                                                           894
                                                                     ---------
Department Stores 0.1%
Family Dollar Stores                                    4,400               94
Shopko Stores *                                         1,000                5
Bon-Ton Stores *                                        1,400                4
Value City Dept Stores *                                  700                4
Ames Department Stores *                                  800                1
                                                                     ---------
                                                                           108
                                                                     ---------
Grocery Stores 0.3%
Delhaize America                                        5,164               91
Weis Markets                                            1,300               50
Whole Foods Market *                                      700               43
Casey's General Stores                                  1,700               25
7 Eleven *                                              1,700               15
Ruddick                                                 1,200               14
Arden Group *                                             200                8
Marsh Supermarkets                                        600                8
Penn Traffic *                                          1,500                7
Rocky Mountain Chocolate Factory *                        576                2
Wild Oats Markets *                                       400                2
                                                                     ---------
                                                                           265
                                                                     ---------
Specialty Retail 1.3%
BJ's Wholesale Club *                                   2,200               84
Caremark RX *                                           6,000               81
Dollar Tree Stores *                                    2,925               72
CDW Computer Centers *                                  2,300               64
Fastenal                                                1,100               60
Barnes & Noble *                                        2,000               53
O'Reilly Automotive *                                   1,300               35
Krispy Kreme *                                            400               33
Linens `n Things *                                      1,200               33
Zale *                                                  1,100               32
Williams-Sonoma *                                       1,500               30

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Michaels Stores *                                       1,100        $      29
Fred's (Class A)                                        1,300               27
Claire's Stores                                         1,500               27
99 Cents Only Stores *                                    933               26
Hibbett Sporting Goods *                                  700               25
Lands' End *                                            1,000               25
MSC *                                                   1,300               24
Borders Group *                                         1,900               22
Duane Reade *                                             700               21
Direct Focus *                                            550               18
Cost Plus *                                               600               18
1-800 Contacts *                                          600               17
Bandag                                                    400               16
Insight Enterprises *                                     900               16
Trans World Entertainment *                             1,700               15
Rite Aid *                                              6,000               14
School Specialty *                                        676               14
ValueVision International (Class A) *                   1,000               13
Spiegel (Class A)                                       2,800               12
Cole National (Class A) *                               1,300               11
The Boyds Collection *                                  1,200               11
Electronics Boutique Holdings *                           600               11
Advanced Marketing Services                               600               10
Hancock Fabrics                                         2,600                9
InterTAN *                                                750                9
TSC *                                                   1,000                9
Tuesday Morning *                                       1,500                8
Brown Shoe                                                600                8
Tweeter Home Entertainment Group *                        600                7
PC Connection *                                           700                7
West Marine *                                           1,700                7
Haverty Furniture                                         700                7
OfficeMax *                                             2,400                7
PriceSmart *                                              200                7
Miami Computer Supply *                                   300                6
United Auto Group *                                       800                5
Finlay Enterprises *                                      500                5

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

PETsMART *                                              1,600        $       5
Good Guys *                                             1,400                4
Damark International *                                    700                4
Friedman's                                                800                4
CSK Auto *                                                900                4
Sunglass Hut International *                              600                3
Webvan Group *                                          5,588                3
Systemax *                                              2,100                3
1-800 FLOWERS.COM *                                       600                3
buy.com *                                               3,800                3
Stamps.com *                                              800                2
Hollywood Entertainment *                               1,800                2
PeoplePC *                                              2,300                2
Drugstore.com *                                         1,700                2
barnesandnoble.com *                                      900                1
Elcom International *                                     600                1
Ideamall *                                                800                1
eToys *                                                 3,000                1
Ashford.com *                                             800                0
Envision Development *                                    300                0
                                                                     ---------
                                                                         1,148
                                                                     ---------
Total Retail                                                             2,415
                                                                     ---------

TECHNOLOGY 26.1%

Communications Equipment 2.5%
CIENA *                                                 7,410              603
Sycamore Networks *                                     7,050              264
Corvis *                                                8,800              209
ONI Systems *                                           3,200              127
Powerwave Technologies *                                1,700               99
L-3 Communications Holdings *                           1,000               77
Polycom *                                               2,000               65
Harris                                                  2,000               61
Plantronics *                                           1,200               56
Sawtek *                                                1,200               55
Tekelec *                                               1,700               51
Advanced Fibre Communications *                         2,000               36

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Avici Systems *                                         1,450        $      36
Ulticom *                                               1,000               34
DMC Stratex Networks *                                  2,210               33
Comtech Telecommunications *                            1,350               21
ADTRAN *                                                  900               19
Celeritek *                                               400               15
Allen Telecom *                                           800               14
DSP Group *                                               600               13
Active Voice *                                            600               12
Ditech Communications *                                   700               11
Xeta Corporation *                                      1,000               10
Globecomm Systems *                                     1,300               10
Spectrian *                                               600               10
Aspect Telecommunications *                             1,200               10
Datron Systems *                                          800               10
Lifeline Systems *                                        700                9
ANTEC *                                                 1,000                8
Harmonic *                                              1,384                8
Natural MicroSystems *                                    800                8
Applied Innovation *                                      900                8
Metawave Communications *                                 800                7
Terayon Communication Systems *                         1,800                7
Equinix *                                               1,600                7
Applied Signal Technology                               1,300                7
ViaSat *                                                  500                7
MCK Communications *                                      700                6
Telular *                                               1,200                6
RF Monolithics *                                          900                6
P-COM *                                                 1,900                6
C-Cor.net *                                               600                6
Spectralink *                                             400                6
California Amplifier *                                    600                6
VYYO *                                                    900                6
Sunrise Telecom *                                       1,400                5
Airnet Commerce *                                         800                5
Carrier Access *                                          600                5
Glenayre Technologies *                                 1,200                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

PictureTel *                                            1,700        $       4
Inter-Tel                                                 500                4
Data Critical *                                         1,500                4
Triton Networks Systems *                               1,100                3
Andrea Electronics *                                    1,500                3
Brooktrout *                                              300                3
Intelidata Technologies *                               1,000                3
Westell Technologies *                                    800                2
Socket Communications *                                   600                2
Com21 *                                                   400                2
Telaxis Communications *                                  600                1
InterVoice *                                               10                0
                                                                     ---------
                                                                         2,135
                                                                     ---------
Computer Communications Equipment 1.2%
Brocade Communications Systems *                        5,740              527
Emulux *                                                1,920              153
Extreme Networks *                                      2,850              112
3Com *                                                  9,400               80
Cosine Communications *                                 3,100               44
Electronics for Imaging *                               1,900               27
Echelon *                                               1,000               16
SCM Microsystems *                                        450               15
Tricord Systems *                                       1,100                9
Performance Technologies *                                600                8
Interphase *                                              900                8
Sonicblue *                                             1,900                8
Digi International *                                    1,000                6
Network Peripherals *                                     900                6
Auspex Systems *                                          600                4
Verilink *                                              1,800                4
Extended Systems *                                        300                3
Paradyne Networks *                                       900                2
Gadzoox Networks *                                        700                1
FVC.com *                                               1,200                1
Ezenia! *                                                 600                1
Entrada Networks *                                         62                0
                                                                     ---------
                                                                         1,035
                                                                     ---------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Computer Makers 0.1%
Digital Lightwave *                                       850         $     27
Sun Microsystems *                                        900               25
Silicon Graphics *                                      4,700               19
Handspring *                                              400               15
Micron Electronics *                                    2,700               11
Concurrent Computer *                                   1,600                9
Vitech America *                                        1,400                5
Bitwise Designs *                                         700                2
Xybernaut *                                             1,100                2
                                                                     ---------
                                                                           115
                                                                     ---------
Computer Software 6.3%
i2 Technologies *                                      10,766              585
Gemstar TV Guide *                                     10,700              494
BEA Systems *                                           6,400              431
TIBCO Software *                                        5,150              249
Rational Software *                                     5,000              195
Cadence Design Systems *                                6,400              176
Electronic Arts *                                       3,200              137
Micromuse *                                             1,960              118
Vignette *                                              6,148              112
Macrovision *                                           1,300               96
Acxiom *                                                2,400               93
Manugistics Group *                                     1,600               91
Internet Security Systems *                             1,150               90
Synopsys *                                              1,800               85
Checkfree Holdings *                                    2,000               85
NetIQ *                                                   932               81
Peregrine Systems *                                     3,925               77
Jack Henry & Associates                                 1,200               75
Symantec *                                              2,160               72
Informatica *                                           1,800               71
Quest Software *                                        2,400               67
Agile Software *                                        1,300               64
Wind River Systems *                                    1,876               64
National Instruments *                                  1,200               58
J. D. Edwards *                                         3,100               55

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Documentum *                                            1,000        $      50
Mentor Graphics *                                       1,700               47
Cerner *                                                1,000               46
Sybase *                                                2,200               44
Great Plains Software *                                   800               38
Serena Software *                                       1,100               38
Advantage Learning Systems *                            1,100               37
Retek *                                                 1,445               35
Eclipsys *                                              1,400               34
Manhattan Associates *                                    800               34
Embarcadero *                                             700               32
MapInfo *                                                 675               32
Actuate *                                               1,600               31
Advent Software *                                         700               28
HNC Software *                                            900               27
Computer Network Technology *                             900               26
Red Hat *                                               4,100               26
IDX Systems *                                           1,000               25
Blue Martini Software *                                 1,900               25
Dendrite International *                                1,100               25
Aspen Technology *                                        700               23
Watchguard Technologies *                                 700               22
FileNet *                                                 800               22
Titan *                                                 1,300               21
Carreker Antinori *                                       600               21
SeeBeyond Technology *                                  2,000               20
Avant *                                                 1,100               20
Informix *                                              6,000               18
Radiant Systems *                                         850               17
Lightbridge *                                           1,300               17
Aremissoft *                                              400               17
Verity *                                                  700               17
SeaChange International *                                 800               16
Progress Software *                                     1,100               16
Objective Systems Integrators *                           900               16
Network Associates *                                    3,800               16
JDA Software Group *                                    1,200               16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Legato Systems *                                        2,100        $      16
Entrust Technologies *                                  1,200               16
SPSS *                                                    700               16
Numerical Technologies *                                  800               14
Inprise *                                               2,600               14
SilverStream Software *                                   700               14
WebTrends *                                               480               14
Moldflow *                                                600               14
Bind View Development *                                 1,400               13
Intergraph *                                            2,200               13
MICRO Systems *                                           700               13
Rosetta Inpharmatics *                                    800               13
Aware *                                                   700               12
Virginia Linux Systems *                                1,512               12
Remedy *                                                  700               12
Complete Business Solutions *                           1,100               11
Witness Systems *                                         800               11
Pinnacle Systems *                                      1,400               11
SAGA SYSTEMS *                                            900               10
Ansys *                                                   900               10
Sonus Networks *                                          390               10
ONYX Software *                                           900               10
Avid Technology *                                         500                9
CACI *                                                    400                9
Hyperion Solutions *                                      600                9
Transaction Systems Architects *                          800                9
Tripos *                                                  400                9
Mechanical Dynamics *                                   1,600                9
Sunquest Information Systems *                          1,000                9
Systems & Computer Technology *                           700                9
IMRglobal *                                             1,500                8
MetaSolv Software *                                       900                8
Phoenix Technologies *                                    600                8
Digimarc *                                                500                8
Bottomline Technologies *                                 300                8
Midway Games *                                          1,079                8
MicroStrategy (Class A) *                                 800                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Bluestone Software *                                      500        $       8
OPNET Technologies *                                      500                8
Precise Software Solutions *                              300                7
Project Software & Development *                          700                7
Synquest *                                              1,000                7
Industri-Matematik International *                      3,200                7
Websense *                                                500                7
MSC.Software *                                            900                7
NetScout Systems *                                        700                7
BTG *                                                   1,200                7
ACTV *                                                  1,600                7
Resonate *                                                700                7
Lions Gate Entertainment *                              2,825                7
Sanchez Computer Associates *                             800                7
AVT *                                                   1,200                6
Signalsoft *                                              600                6
Predictive Systems *                                      800                6
Datalink *                                                500                5
Evolve Software *                                       1,100                5
Convera *                                                 300                5
New Era of Networks *                                     860                5
Puma Technology *                                       1,200                5
click2learn.com *                                         500                5
Treev *                                                 1,300                5
InfoCure *                                              1,300                5
Datastream *                                              500                5
Extensity *                                               750                5
MAPICS *                                                  900                4
Concord Communications *                                  500                4
Mercator Software *                                       800                4
Integral Systems *                                        300                4
Applix *                                                1,600                4
Allaire *                                                 800                4
Innoveda *                                              2,000                4
Ccc Information Services Group *                          600                4
Corio *                                                 1,700                4
Troy Group *                                              700                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Starbase *                                              1,500        $       4
Brio Technology *                                         800                3
General Magic *                                         2,400                3
Cysive *                                                  800                3
Interact Commerce *                                       400                3
Clarus *                                                  450                3
Health Management Systems *                             2,000                3
Pegasystems *                                           1,300                3
Corsair Communications *                                  400                3
Viewpoint *                                               500                3
Accrue Software *                                       1,100                3
NetZero *                                               3,100                3
Zixit *                                                   300                3
U.S. Wireless *                                           600                3
Novadigm *                                                400                3
Software Spectrum *                                       400                3
NHancement Technologies *                                 500                2
First Consulting Group *                                  500                2
Netguru Common *                                          600                2
Latitude Communications *                                 600                2
Netsolve *                                                300                2
Rogue Wave Software *                                     600                2
Infogrames *                                              400                2
Ducocorp *                                              1,100                2
Indus International *                                   1,000                2
Norstan *                                               1,300                2
CompuCom Systems *                                      1,600                2
Communication Intelligence *                            2,000                2
Santa Cruz Operation *                                  1,600                2
Structural Dynamics Research *                            200                2
NEON Systems *                                            300                2
3Do *                                                     700                2
Visual Networks *                                         500                2
Artificial Life *                                         300                2
Daleen Technologies *                                     400                2
Tanning Technology *                                      400                1
Vertel *                                                  600                1

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Brokat *                                                  146        $       1
Scientific Learning *                                     300                1
Litronic *                                                500                1
Datatec Systems *                                         700                1
TenFold *                                                 800                1
Geoworks *                                                400                1
Centura Software *                                      1,500                1
Sequoia Software *                                        600                1
viaLink *                                                 400                1
PlanetCAD *                                             1,100                1
Excelon *                                                 700                1
Applied Digital Solutions *                             1,300                1
Ravisent Technologies *                                   300                1
Epicor Software *                                       1,100                1
Information Architects *                                  500                1
Sagent Technology *                                       600                1
Ecometry *                                                400                1
Svi Holdings *                                            700                1
DSET *                                                    400                1
Learn2.com *                                            1,600                1
Viisage Technology *                                      700                1
Exchange Applications *                                   500                1
Logility *                                                400                1
EBT International *                                       300                1
Sonic Foundry *                                           400                1
eShare Comunications *                                    400                1
Intelect Communications *                               1,200                0
Smith Micro Software *                                    400                0
Optika *                                                  400                0
On2.com *                                                 500                0
eSoft *                                                   300                0
Unify *                                                   400                0
Andryx-Cybear Group *                                     253                0
                                                                     ---------
                                                                         5,446
                                                                     ---------
Electronic Equipment 3.9%
Level 3 Communications *                                9,600              315
American Tower Systems (Class A) *                      4,500              170
Metromedia Fiber Network *                             12,700              129

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Jabil Circuit *                                         4,900        $     124
SCI Systems *                                           4,110              108
Litton Industries *                                     1,300              102
Telecorp PCS *                                          4,200               92
SPX *                                                     850               92
Transmeta *                                             3,300               78
AVX                                                     4,400               72
Newport                                                   800               63
Vishay Intertechnology *                                3,900               59
GlobeSpan *                                             2,100               58
Cabot Microelectronics *                                  932               49
Fisher Scientific *                                     1,300               48
Anaren Microwave *                                        700               47
Aeroflex *                                              1,600               46
Sensormatic Electronics *                               2,300               46
Technitrol                                              1,100               45
McDATA *                                                  800               44
Amphenol *                                              1,100               43
APW *                                                   1,225               41
Plexus *                                                1,260               38
Bruker Daltonics *                                      1,600               38
Credence Systems *                                      1,500               35
Ixia *                                                  1,500               35
Esterline Technologies *                                1,300               34
Varian *                                                1,000               34
KEMET *                                                 2,200               33
Roper Industries                                        1,000               33
Dionex *                                                  900               31
Molecular Devices *                                       450               31
Vicor *                                                 1,000               31
Viasystems Group *                                      3,500               29
Caliper Technologies *                                    600               29
Proxim *                                                  660               28
DRS Technologies *                                      2,100               28
Coherent *                                                850               28
Cognex *                                                1,200               27
MRV Communications *                                    1,900               26

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Commscope *                                             1,500        $      25
DDI *                                                     900               25
Sage *                                                  1,500               22
Anixter International *                                 1,000               22
Federal Signal                                          1,100               22
Park Electrochemical                                      700               22
Methode Electronics (Class A)                             900               20
Centillium Communications *                               900               20
MagneTek *                                              1,500               20
Packard BioScience *                                    1,600               18
THQ *                                                     750               18
Ultratech Stepper *                                       700               18
SBS Technologies *                                        600               18
Cyberoptics *                                           1,050               18
Artesyn Technologies *                                  1,100               18
Littelfuse *                                              600               17
Trimble Navigation *                                      700               17
United Dominion Industries                              1,400               17
Tollgrade Communications *                                450               16
Rogers *                                                  400               16
BEI Technologies                                        1,400               16
Advanced Energy Industries *                              700               16
Input/Output *                                          1,500               15
Rudolph Technologies *                                    500               15
Genrad *                                                1,400               14
Therma Wave *                                           1,000               14
MKS Instruments *                                         900               14
Kent Electronics *                                        800               13
Kimball International                                     900               13
H Power *                                               1,700               13
LTX *                                                   1,000               13
Keithley Instruments                                      300               13
TTM Technologies *                                        900               13
Video Display *                                         1,700               12
Pioneer-Standard Electronics                            1,100               12
Regal-Beloit                                              700               12
FEI Company *                                             500               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Valence Technology *                                    1,200        $      11
Zygo *                                                    400               11
ACLARA BioSciences *                                    1,000               11
Research Frontiers *                                      600               11
Catapult Communications *                                 600               10
Tripath Technology *                                      700               10
Bel Fuse                                                  300               10
Three-Five Systems *                                      550               10
Western Multiplex *                                     1,400               10
UTStarcom *                                               600                9
II-VI *                                                   600                9
Netro *                                                 1,300                9
Benchmark Electronics *                                   400                9
Copper Mountain *                                       1,500                9
Somera Communications *                                 1,000                9
ACT Manufacturing *                                       550                9
EMS Technologies *                                        700                8
Excel Technology *                                        400                8
PECO II *                                                 300                8
ParkerVision *                                            200                7
Pemstar *                                                 800                7
Photon Dynamics *                                         300                7
Intermagnetics General                                    400                7
Checkpoint Systems *                                      900                7
PC-Tel *                                                  600                6
Xircom *                                                  400                6
Interdigital *                                          1,100                6
Manufacturers' Services *                                 900                6
o2wireless Solutions *                                    600                6
Transgenomic *                                            500                5
Brightpoint *                                           1,400                5
LeCroy *                                                  400                5
Wink Communications *                                     800                5
APA Optics *                                              700                5
General Cable                                           1,000                4
Gerber Scientific                                         500                4
Nanometrics *                                             300                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Merix *                                                   300        $       4
Mechanical Technology *                                 1,110                4
Meade Instruments *                                       600                4
Stockeryale *                                             300                4
New Focus *                                               100                4
California Micro Device *                                 500                3
World Access *                                          1,200                3
Chromavision Med Systems *                                900                2
Perceptron *                                            1,600                2
NX Networks *                                             800                1
Interspeed *                                              400                0
                                                                     ---------
                                                                         3,371
                                                                     ---------
Information Services 1.7%
DST Systems *                                           3,340              224
Fiserv *                                                3,325              158
SunGard Data Systems *                                  3,300              156
Total Systems Services                                  5,300              119
Affiliated Computer Services (Class A) *                1,400               85
WebMD *                                                10,037               80
CSG Systems International *                             1,500               70
Galileo International                                   2,600               52
HomeStore.com *                                         2,150               43
Factset Research Systems                                  900               33
Internap Network Services *                             4,350               32
Barra *                                                   600               28
PurchasePro.com *                                       1,600               28
Support.com *                                           1,100               22
Perot Systems *                                         2,200               20
Storagenetworks *                                         800               20
Keane *                                                 2,000               20
American Management Systems *                             900               18
Avert                                                   1,100               15
EFunds *                                                1,400               13
Multex.com *                                              900               12
Metro Information *                                     2,000               11
Group 1 Software *                                        900               10
Sykes Enterprises *                                     2,100                9
Keynote Systems *                                         650                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Corillian *                                               700        $       8
PEC Solutions *                                         1,000                8
HotJobs.com *                                             700                8
Digital Insight *                                         431                8
Tier Technologies (Class B) *                           1,300                7
Cognizant Technology Solutions *                          200                7
CoStar Group *                                            300                7
TriZetto Group *                                          400                7
BSQUARE *                                               1,100                7
CIBER *                                                 1,300                6
MP3.com *                                               1,700                6
Netcentives *                                           1,200                5
Interliant *                                            1,400                5
Medquist *                                                282                5
Igate Capital *                                         1,500                4
Cambridge Technology Partners *                         1,600                4
Answerthink Consulting Group *                          1,100                4
AGENCY.com *                                            1,000                4
QRS *                                                     300                4
Travelocity.com *                                         300                4
Pegasus Systems *                                         500                3
Data Return *                                             900                3
Billserv.com *                                          1,300                3
Technology Solutions *                                  1,300                3
Savvis Communications *                                 2,700                2
National Information Consortium *                       1,500                2
The A Consulting Team *                                 1,800                2
C-bridge Internet Solutions *                             500                2
Loislaw.com *                                             400                2
Luminant Worlwide *                                     1,800                2
McAfee.com *                                              200                1
Breakaway Solutions *                                   1,000                1
Concero *                                                 300                1
Calico Commerce *                                         800                1
Circle.com *                                              550                0
Cavion Technologies *                                     300                0
                                                                     ---------
                                                                         1,433
                                                                     ---------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Internet 5.7%
Juniper Networks *                                      8,320        $   1,049
VeriSign *                                              5,091              377
Ariba *                                                 6,500              349
e-Bay *                                                 7,300              241
Exodus Communications *                                11,300              226
Openwave Systems *                                      4,363              208
Amazon.com *                                            9,600              149
Commerce One *                                          5,020              127
Webmethods *                                            1,208              107
E.piphany *                                             1,840               99
Macromedia *                                            1,350               82
InfoSpace.com *                                         7,356               65
Akamai Technologies *                                   2,878               61
At Home *                                              10,940               61
E*TRADE Group *                                         8,030               59
CNET Networks *                                         3,671               59
Critical Path *                                         1,900               58
Art Technology Group *                                  1,780               54
Inktomi *                                               3,000               54
Interwoven *                                              800               53
Inet Technologies *                                     1,200               50
CMGI *                                                  8,268               46
RealNetworks *                                          4,700               41
Netegrity *                                               750               41
Infonet Services *                                      7,900               40
DoubleClick *                                           3,592               39
Nuance Communications *                                   900               39
Liberate Technologies *                                 2,550               35
Portal Software *                                       4,400               35
AmeriTrade *                                            4,500               32
Kana Communications *                                   2,698               31
Intranet Solutions *                                      600               31
Vitria Technology *                                     3,300               25
Webex Communications *                                  1,200               25
Genuity *                                               4,900               25
Click Commerce *                                        1,100               23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Sonicwall *                                             1,400        $      23
Safeguard Scientifics *                                 3,400               23
Efficient Networks *                                    1,500               21
Earthlink *                                             4,120               21
Selectica *                                               850               21
Freemarkets *                                           1,050               20
MatrixOne *                                             1,100               20
NetRatings *                                            1,200               18
Saba Software *                                         1,100               17
Cacheflow *                                             1,000               17
Tumbleweed Communications *                               900               15
Niku *                                                  2,100               15
Ticketmaster Online-CitySearch *                        1,800               15
VerticalNet *                                           2,200               15
OTG Software *                                            900               15
EXE Technologies *                                      1,100               14
IDT *                                                     700               14
Digex *                                                   630               14
USinternetworking *                                     2,800               14
Jupiter Media Metrix *                                  1,462               14
Digitalthink *                                            800               14
Terra Networks *                                        1,130               12
Interactive Intelligence *                                500               12
Hotel Reservations Network *                              400               11
GoTo.com *                                              1,500               11
About.com *                                               400               11
FirePond *                                              1,100               10
Clarent *                                                 900               10
Innodata *                                                900               10
Packeteer *                                               800               10
Expedia *                                               1,000               10
Exult *                                                   700               10
Choice One Communications *                             1,000                9
Digitas *                                               1,500                8
AsiaInfo Holdings *                                       800                8
Skillsoft *                                               400                7
S1 *                                                    1,400                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

GoAmerica *                                             1,300        $       7
Broadbase Software *                                    1,080                7
Digital Island *                                        1,650                7
LookSmart *                                             2,600                6
priceline.com *                                         4,600                6
Divine Interventures *                                  3,700                6
Scient *                                                1,850                6
Proxicom *                                              1,400                6
Viant *                                                 1,400                6
Intertrust Technology *                                 1,560                5
Telocity *                                              2,500                5
VIA Net.Works *                                         1,300                5
iManage *                                               1,100                5
Apropos Technology *                                      700                5
internet.com *                                            800                5
F5 Networks *                                             500                5
Healthextras *                                          1,300                5
Ibasis *                                                1,100                5
SportsLine USA *                                          800                4
Quintus *                                               1,413                4
Chordiant Software *                                    1,400                4
L90 *                                                   1,000                4
EBENX *                                                   600                4
StarMedia Network (Class B) *                           2,100                4
Be Free *                                               1,900                4
Inforte *                                                 300                4
Universal Access *                                        500                4
Thestreet.com *                                         1,400                4
Lionbridge Technologies *                               1,100                4
Navisite *                                              1,600                4
Harris Interactive *                                    1,000                4
Marimba *                                                 800                4
PSINet *                                                4,840                4
Persistence Software *                                    800                4
Ramp Networks *                                           600                3
Engage Technologies Incorporated *                      4,400                3
Tut Systems *                                             400                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Primus Knowledge Solutions *                              500        $       3
Razorfish *                                             1,950                3
Egain Communications *                                    900                3
Caldera Systems *                                       1,400                3
eMerge Interactive *                                      750                3
Vicinity *                                                900                3
CyberSource *                                           1,100                3
Switchboard *                                             800                2
Webb Interactive Services *                             1,400                2
Net Genesis *                                             700                2
Rare Medium Group *                                     1,170                2
Preview Systems *                                         700                2
Netopia *                                                 500                2
Ask Jeeves *                                              900                2
Epresence *                                               500                2
Digital Impact *                                          900                2
Medicalogic *                                             955                2
Liquid Audio *                                            800                2
Internet Capital Group *                                  600                2
Centra Software *                                         500                2
Eloquent *                                              1,100                2
Lifeminders *                                             560                2
Netspeak *                                              1,200                2
iXL Enterprises *                                       1,900                2
Versat *                                                  200                2
FairMarket *                                            1,100                2
Launch Media *                                          1,100                2
Collectors Universe *                                   1,100                2
Lante *                                                 1,050                2
Rhythms NetConnections *                                1,500                2
The Cobalt Group                                        1,400                2
Organic Incorporated *                                  1,700                1
Register.com *                                            200                1
High Speed Access *                                     1,300                1
Internet Pictures *                                     1,400                1
MyPoints *                                              1,124                1
Open Market *                                           1,200                1

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Loudeye Technologies *                                  1,100        $       1
Network Access Solutions *                              2,000                1
CyberCash *                                             1,600                1
Prodigy Communications *                                  800                1
EDGAR Online *                                            700                1
Delano Technology *                                       200                1
SmartServ Online *                                        150                1
Ventro *                                                1,100                1
Gric Communications *                                     500                1
Intraware *                                               700                1
Prime Response *                                        1,200                1
AppliedTheory *                                           500                1
Digital River *                                           400                1
Quotesmith.com *                                        1,300                1
MarketWatch.com *                                         300                1
Eprise *                                                  500                1
Net Perceptions *                                         400                1
Juno Online Services *                                  1,200                1
MessageMedia *                                          1,700                1
Avenue A *                                                400                1
Softnet Systems *                                         400                1
WorldGate Communications *                                200                1
Mediaplex *                                               800                1
Seranova *                                                300                1
Viador *                                                  500                1
Pilot Network Services *                                  700                1
Digital Courier Technologies *                          1,500                1
Ashton Technology Group *                                 700                1
iVillage *                                                500                1
Sciquest *                                                400                1
Mail.com *                                                700                1
Uproar *                                                  500                0
Convergent Communications *                               800                0
Xpedior *                                               1,600                0
Egghead.com *                                             800                0
BE *                                                      600                0
GlobalNet Financial.com *                                 300                0
Neoforma.com *                                            500                0

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Onvia Common *                                            500        $       0
CAIS Internet *                                           400                0
Telescan *                                                400                0
InterWorld *                                              700                0
Women.com Networks *                                    1,400                0
CUseeMe Networks *                                        300                0
Aptimus *                                                 400                0
Netzee *                                                  700                0
24/7 Media *                                              500                0
deltathree *                                              200                0
HearMe *                                                  400                0
Netobjects *                                              500                0
RoweCom *                                                 200                0
Ziplink *                                                 400                0
                                                                     ---------
                                                                         4,893
                                                                     ---------

Miscellaneous Computer Hardware 1.2%
Redback Networks *                                      3,720              152
Diebold                                                 2,100               70
Quantum DLT & Storage Systems Group *                   4,700               63
RSA Security *                                          1,100               58
Sandisk *                                               1,900               53
Foundry Networks *                                      2,950               44
Speechworks International *                               900               44
Tech Data *                                             1,300               35
Zebra Technologies (Class A) *                            800               33
Advanced Digital Info *                                 1,400               32
Stratos Lightwave *                                     1,800               31
Mercury Computer Systems *                                600               28
MIPS Technologies *                                     1,000               27
Scansource *                                              700               27
Iomega *                                                7,800               26
Storage Technology *                                    2,800               25
Black Box *                                               470               23
Quantum Hard Disk Drive Group *                         2,700               22
Ingram Micro *                                          1,900               21
Maxtor *                                                3,600               20
Dataram *                                               1,650               19
Nyfix *                                                   750               18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Novatel *                                               1,300        $      17
Take-Two Interactive Software *                         1,200               14
In Focus Systems *                                        900               13
Radisys *                                                 500               13
Imation *                                                 600                9
Kronos *                                                  300                9
Coinstar *                                                600                9
Tidel Technologies *                                    1,400                8
Secure Computing *                                        800                8
Exabyte *                                               2,200                8
Identix *                                                 900                7
Hutchinson Technology *                                   500                7
Western Digital *                                       2,700                7
Procom Technology *                                       500                6
Wave Systems *                                          1,400                6
Amplicon                                                  600                6
Overland Data *                                           800                6
Interlink Electronics *                                   450                6
Global Payment Technologies *                           1,500                5
Network Engines *                                       1,200                5
Stratasys *                                             1,700                5
Accelerated Networks *                                  1,500                4
Osicom Technologies *                                     250                4
Immersion *                                               500                4
Vixel *                                                 1,700                3
Crossroads Systems *                                      640                3
Metrologic Instruments *                                  500                3
Globix Corporation *                                    1,000                3
MTI Technology *                                          600                2
SmartDisk *                                               600                2
Hypercom *                                                700                2
Ultradata Systems *                                     1,200                2
NETsilicon *                                              400                1
SED International Holdings *                              600                1
En Pointe Technologies *                                  200                1
Hauppauge Digital *                                       400                1
Mitek Systems *                                           600                0
                                                                     ---------
                                                                         1,081
                                                                     ---------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Semiconductor Capital Equipment 0.2%
Lam Research *                                          3,250        $      47
Silicon Valley Group *                                  1,000               29
Veeco *                                                   629               25
Photronics *                                            1,010               24
Axcelis Technologies *                                  2,400               21
Varian Semiconductor Equipment *                          700               17
Kulicke & Soffa *                                       1,400               16
Asyst Technology *                                        900               12
PRI Automation *                                          400                8
Electroglas *                                             400                6
BTU International *                                       800                6
FSI International *                                       600                5
CFM Technologies *                                        600                3
                                                                     ---------
                                                                           219
                                                                     ---------
Semiconductors 3.3%
SDL *                                                   2,270              337
Atmel *                                                12,300              143
Finisar *                                               4,600              133
RF Micro Devices *                                      4,000              110
Avanex *                                                1,700              101
Rambus *                                                2,580               94
Integrated Device Technology *                          2,800               92
TriQuint Semiconductor *                                2,000               87
TranSwitch *                                            2,200               86
Arrow Electronics *                                     2,800               80
Micrel *                                                2,180               73
Amkor Technology *                                      4,500               70
Cree *                                                  1,900               68
Microchip Technology *                                  2,950               65
Cypress Semiconductor *                                 2,800               55
Avnet                                                   2,500               54
Lattice Semiconductor *                                 2,740               50
NVIDIA *                                                1,500               49
International Rectifier *                               1,600               48
Alpha Industries *                                      1,200               45
Cirrus Logic *                                          2,300               43
Semtech *                                               1,900               42

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Dallas Semiconductor                                    1,600        $      41
Exar *                                                  1,200               37
Integrated Circuit Systems *                            1,900               31
Fairchild Semiconductor *                               2,110               30
Intersil Holding *                                      1,300               30
Silicon Storage Technology *                            2,500               30
Luminent *                                              4,000               24
WJ Communications *                                     1,600               23
CTS                                                       600               22
Stanford Microdevices *                                   600               22
HEI *                                                   2,100               22
DuPont Photomasks *                                       400               21
Siliconix *                                               900               20
Pixelworks *                                              900               20
American Xtal Technology *                                600               20
Electro Scientific Industries *                           700               20
Virata *                                                1,700               19
Microtune *                                             1,100               18
Ixys *                                                  1,200               18
Kopin *                                                 1,600               18
MEMC Electronic Materials *                             1,800               17
Silicon Laboratories *                                  1,200               17
Actel *                                                   700               17
Microsemi *                                               600               17
Elantec Semiconductor *                                   600               17
JNI *                                                     700               16
Astropower *                                              500               16
Pericom Semiconductor *                                   800               15
SIPEX *                                                   600               14
Entergris *                                             1,800               14
ANADIGICS *                                               795               13
TelCom Semiconductor *                                  1,100               13
Alliance Semiconductor *                                1,100               12
Oak Technology *                                        1,400               12
Brush Wellman                                             600               12
American Superconductor *                                 400               11
Optical Communications Products *                       1,000               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

REMEC *                                                 1,100        $      11
Integrated Silicon Solution *                             700               10
Rainbow Technologies *                                    600                9
Silicon Image *                                         1,600                9
Cohu                                                      600                8
General Semiconductor *                                 1,300                8
Nu Horizons Electronics *                                 900                8
Energy Conversion Devices *                               400                8
Power Integrations *                                      700                8
Tessco Technologies *                                     400                7
ESS Technology *                                        1,200                6
Zoran *                                                   400                6
PLX Technology *                                          700                6
OPTI *                                                  1,200                6
Artisan Components *                                      800                6
hi/fn *                                                   200                6
Universal Display *                                       700                5
QuickLogic *                                              700                5
Integrated Telecom Express *                            1,000                5
Katy Industries                                           800                5
Diodes *                                                  450                5
Micro Linear *                                          1,100                4
Chippac *                                               1,500                4
Insilicon *                                               600                4
Ibis Technology *                                         200                4
Reptron Electronics *                                     600                4
Ramtron International *                                   800                4
TVIA *                                                    600                2
Omnivision Technologies *                                 600                2
Sigma Designs *                                         1,400                2
Superconductor Technologies *                             400                2
Dense-Pac Microsystems *                                  700                1
Netergy Networks *                                        800                1
Media 100 *                                               500                1
3Dfx Interactive *                                        800                0
                                                                     ---------
                                                                         2,837
                                                                     ---------
Total Technology                                                        22,565
                                                                     ---------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

TELECOMMUNICATIONS 3.2%

Telephones 1.5%
McLeodUSA *                                            15,812        $     223
NTL *                                                   7,025              168
XO Communications *                                     7,105              127
Broadwing *                                             5,248              120
Citizens Communications *                               6,434               84
Oplink Communications *                                 4,500               81
Allegiance Telecom *                                    2,800               62
Time Warner Telecom (Class A) *                           860               55
Dycom Industries *                                      1,100               40
Winstar Communications *                                2,450               29
Commonwealth Telephone Enterprises *                      700               24
Lexent *                                                1,400               24
Williams Communications Group *                         2,000               24
Next Level Communications *                             2,000               23
Hickory Technology                                      1,100               23
RCN *                                                   2,570               16
Illuminet Holdings *                                      650               15
Focal Communications *                                  1,700               12
General Communications *                                1,600               11
Intermedia Communications *                             1,300                9
NTELOS                                                    500                9
ITC Deltacom *                                          1,600                9
PentaStar Communications *                                400                9
Alaska Communications Systems *                         1,200                9
Conestoga Enterprises                                     500                8
ITXC *                                                  1,200                8
Startec Global Communications *                         1,800                7
Covad Communications Group *                            3,775                6
MPower Communications *                                 1,200                6
North Pittsburgh Systems                                  500                6
CT Communications                                         400                6
Z-Tel Technologies *                                      900                5
CTC Communications *                                      950                4
Network Plus *                                          1,800                4
Global TeleSystems *                                    5,100                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

iAsiaworks *                                              900        $       4
Worldpages.com *                                        1,500                4
Pac-West Telecomm *                                     1,150                4
Adelphia Business Solutions *                             900                4
Net2Phone *                                               500                4
Allied Riser Communications *                           1,600                3
AT&T Latin America *                                    1,200                3
Neon Communications *                                     500                3
Viatel *                                                  878                3
Turnstone Systems *                                       400                3
Primus Telecommunications *                             1,200                3
Talk.com *                                              1,700                2
US LEC *                                                  400                2
I-Link *                                                1,700                1
Cypress Communications *                                1,400                1
Net2000 *                                                 800                1
PTEK Holdings *                                           900                1
DSL.net *                                               2,200                1
STAR Telecommunications *                               1,100                1
Covista Communications *                                  700                1
NorthPoint Communications Holdings *                    2,700                1
Espire Communications *                                 1,000                1
                                                                     ---------
                                                                         1,321
                                                                     ---------
Wireless Telecommunications 1.7%
VoiceStream Wireless *                                  4,073              410
Crown Castle International *                            5,400              146
U. S. Cellular *                                        2,300              139
Telephone and Data Systems                              1,500              135
Western Wireless *                                      2,000               78
Nextel Partners *                                       4,500               76
Powertel *                                                900               56
Centennial Communications (Class A) *                   2,900               54
Triton PCS Holdings *                                   1,500               51
Spectrasite Holdings *                                  3,400               45
Aether Systems *                                        1,100               43
Boston Communications Group *                           1,100               31
Dobson Communications *                                 2,100               31
Leap Wireless *                                           600               15

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Alamosa PCS Holdings *                                  1,800        $      14
OmniSky *                                               1,600               13
AirGate PCS *                                             350               12
Rural Cellular (Class A) *                                400               12
Ubiquital *                                             1,900               11
Audiovox *                                              1,000                9
Adaptive Broadband *                                    1,400                9
COMARCO *                                                 600                8
Weblink Wireless *                                      1,400                5
Lcc International *                                       300                3
Telecommunication Systems *                               800                3
Teligent *                                              1,400                3
Metrocall *                                             2,400                1
Advanced Radio Telecom *                                  500                0
                                                                     ---------
                                                                         1,413
                                                                     ---------
Total Telecommunications                                                 2,734
                                                                     ---------

TRANSPORTATION 1.7%

Airlines 0.5%
Continental Airlines *                                  1,700               88
Northwest Airlines *                                    2,200               66
UAL                                                     1,400               54
SkyWest                                                 1,200               35
Atlas Air *                                               900               29
Frontier Airlines *                                       900               28
Atlantic Coast Airlines *                                 600               24
Alaska Air Group *                                        700               21
Amtran *                                                  800               12
America West Holdings *                                   900               11
Petroleum Helicopters (non-voting) *                      800               10
Mesa Air Group *                                        1,100                8
Midwest Express Holdings *                                400                6
                                                                     ---------
                                                                           392
                                                                     ---------
Railroads 0.2%
St. Joe                                                 2,500               55
Wisconsin Central Transport *                           1,800               27
Florida East Coast Industries                             700               25

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Florida East Coast Industries (Class B)                   577        $      20
Westinghouse Air Brake                                  1,600               19
RailAmerica *                                           1,100                9
Greenbrier Companies                                    1,000                8
                                                                     ---------
                                                                           163
                                                                     ---------
Trucking, Shipping, Air Freight 1.0%
UPS                                                     2,900              171
Expeditors International of Washington                  1,500               81
C.H. Robinson Worldwide                                 2,400               76
Tidewater                                               1,400               62
Iron Mountain *                                         1,620               60
CNF                                                     1,300               44
Alexander & Baldwin                                     1,300               34
EGL *                                                   1,400               33
Swift Transportation *                                  1,650               33
M.S. Carriers *                                           800               26
Forward Air *                                             600               22
Pittston Services                                         949               19
USFreightways                                             600               18
Roadway Express                                           800               17
Werner Enterprises                                      1,000               17
OMI *                                                   2,600               17
Overseas Shipholding Group                                700               16
Heartland Express *                                       700               16
J.B. Hunt Transport Services                              900               15
Maritrans                                               1,500               12
Landstar Systems *                                        200               11
Patriot Transportation Holding *                          600                9
Hub Group (Class A) *                                   1,000                9
USA Truck *                                             1,600                9
Airborne Freight                                          800                8
International Shipholding                               1,200                8
U.S. Xpress Enterprises *                               1,100                6
Motor Cargo Industries *                                  900                6
Transport Corp. of America *                            1,300                6
Kirby *                                                   200                4
Allied Holdings *                                       1,400                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

American Freightways *                                     33        $       1
Harbor Global *                                           120                1
                                                                     ---------
                                                                           871
                                                                     ---------
Total Transportation                                                     1,426
                                                                     ---------

UTILITIES 3.4%

Electrical Utilities 2.5%
Southern Energy *                                       8,600              243
DPL                                                     3,700              123
Teco Energy                                             3,200              104
Northeast Utilities                                     3,800               92
Potomac Electric Power                                  3,300               82
UtiliCorp United                                        2,600               81
Alliant *                                               2,300               73
Pugets Sound Energy                                     2,600               72
NSTAR                                                   1,615               69
Wisconsin Energy                                        3,000               68
Energy East                                             3,300               65
Montana Power                                           2,900               60
Orion Power Holdings *                                  2,300               57
Scana                                                   1,910               56
DQE                                                     1,700               56
Western Resources                                       2,200               55
Conectiv                                                2,600               52
MDU Resources Group                                     1,600               52
IDACORP                                                 1,000               49
IPALCO Enterprises                                      1,900               46
Allete                                                  1,800               45
Kansas City Power & Light                               1,500               41
OGE Energy                                              1,600               39
Hawaiian Electric Industries                            1,000               37
Public Service of New Mexico                            1,200               32
Sierra Pacific Resources                                2,000               32
TNPC *                                                  3,100               30
WPS Resources                                             800               29
Cleco                                                     500               27
CH Energy Group                                           600               27

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Maine Public Service                                      900        $      24
RGS Energy Group                                          700               23
Unisource Energy                                        1,200               23
NRG Energy *                                              800               22
St. Joseph Light & Power                                  900               22
Avista                                                  1,000               20
Black Hills                                               400               18
El Paso Electric *                                      1,300               17
Otter Tail Power                                          500               14
Madison Gas & Electric                                    500               11
UNITIL                                                    400               11
Empire District Electronics                               400               11
United Illuminating                                       200               10
Baycorp Holdings *                                      1,200                8
Florida Public Utilities                                  400                6
                                                                     ---------
                                                                         2,134
                                                                     ---------
Gas Utilities 0.9%
National Fuel Gas Company                               1,200               76
American Water Works                                    2,500               73
Equitable Resources                                     1,000               67
MCN                                                     2,300               64
Questar                                                 2,000               60
WGL Holdings                                            1,500               46
Vectren                                                 1,599               41
Philadelphia Suburban                                   1,625               40
Piedmont Natural Gas                                    1,000               38
Southern Union                                          1,365               36
Energen                                                 1,100               35
AGL Resources                                           1,600               35
Azurix *                                                3,800               31
New Jersey Resources                                      600               26
SJW                                                       200               20
Northwest Natural Gas                                     700               19
Atmos Energy                                              700               17
California Water Service Group                            600               16
RGC Resources                                             700               14
Southwest Gas                                             600               13
UGI                                                       500               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

EnergySouth                                               500        $      11
Chesapeake Utilities                                      500                9
                                                                     ---------
                                                                           800
                                                                     ---------
Total Utilities                                                          2,934
                                                                     ---------
Total Common Stocks (Cost $97,535)                                      81,683
                                                                     ---------

SHORT-TERM INVESTMENTS 5.0%

U.S. Treasury Obligations 0.6%
U.S. Treasury Bills, 5.94 - 6.38%, 1/18/01            530,000              528
                                                                     ---------
                                                                           528
                                                                     ---------
Money Market Funds 4.4%
Reserve Investment Fund, 6.69% #                    3,819,661            3,820
                                                                     ---------
                                                                         3,820
                                                                     ---------
Total Short-Term Investments (Cost $4,348)                               4,348
                                                                     ---------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                                           Value
                                                                    In thousands

Total Investments in Securities
99.7% of Net Assets (Cost $101,883)                                             $  86,031

Futures Contracts

                                                           Contract  Unrealized
                                            Expiration     Value     Gain (Loss)
                                            ----------     --------  -----------

Long, 1 S&P Mid Cap 400 Stock Index
contracts, $16,000 par of 6.205% U.S.
Treasury Bills pledged as initial margin          3/01    $     261   $      (8)

Long, 2 Nasdaq 100 Stock Index contracts,
$67,000 par of 6.155% U.S. Treasury Bills
pledged as initial margin                         3/01          475        (126)

Long, 15 Russell 2000 Stock Index
contracts, $272,000 par of 6.205% U.S.
Treasury Bills pledged as initial margin          3/01        3,666           7

Net payments (receipts) of variation
margin to date                                                               28

Variation margin receivable
(payable) on open futures contracts                                                   (99)

Other Assets Less Liabilities                                                         390
                                                                                ---------

NET ASSETS                                                                      $  86,322
                                                                                ---------
Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions                       $   1,482
Net unrealized gain (loss)                                                        (15,979)
Paid-in-capital applicable to 7,762,321 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized                                                            100,819

NET ASSETS                                                                      $  86,322
                                                                                ---------

NET ASSET VALUE PER SHARE                                                       $   11.12
                                                                                ---------

   # Seven-day yield
   * Non-income producing
 ADR American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

------------------------
STATEMENT OF  OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                         Year
                                                                        Ended
                                                                     12/31/00
Investment Income (Loss)
Income
   Dividend                                                       $       707
   Interest                                                               341
   Total income                                                         1,048
Expenses
   Investment management and administrative                               354
Net investment income (loss)                                              694
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                           6,370
   Futures                                                               (390)
   Net realized gain (loss)                                             5,980
Change in net unrealized gain or loss
   Securities                                                         (24,718)
   Futures                                                               (400)
   Change in net unrealized gain or loss                              (25,118)
Net realized and unrealized gain (loss)                               (19,138)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $   (18,444)
                                                                  -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

-------------------------------------
STATEMENT OF  CHANGES IN  NET  ASSETS
--------------------------------------------------------------------------------
In thousands

                                                             Year
                                                            Ended
                                                         12/31/00    12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                           $    694    $    342
  Net realized gain (loss)                                  5,980       2,513
  Change in net unrealized gain or loss                   (25,118)      8,889
  Increase (decrease) in net assets from operations       (18,444)     11,744
Distributions to shareholders
  Net investment income                                      (661)       (346)
  Net realized gain                                        (4,918)     (1,833)
  Decrease in net assets from distributions                (5,579)     (2,179)
Capital share transactions *
  Shares sold                                              89,359      30,392
  Distributions reinvested                                  5,382       2,140
  Shares redeemed                                         (38,637)     (8,627)
  Redemption fees received                                     22           6
  Increase (decrease) in net assets from capital
  share transactions                                       56,126      23,911

Net Assets
Increase (decrease) during period                          32,103      33,476
Beginning of period                                        54,219      20,743

End of period                                            $ 86,322    $ 54,219
                                                         --------------------

* Share information
   Shares sold                                              6,275       2,538
   Distributions reinvested                                   472         166
   Shares redeemed                                         (2,843)       (728)
   Increase (decrease) in shares outstanding                3,904       1,976

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(R), as represented by the Wilshire 4500 Equity Index.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
     regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended December 31, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $75,995,000 and $25,080,000, respectively, for the year ended December 31, 2000.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



     ---------------------------------------------------------------------------
     Undistributed net investment income                            $  (31,000)
     Undistributed net realized gain                                  (889,000)
     Paid-in-capital                                                   920,000

     At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $101,883,000. Net unrealized loss aggregated $15,852,000 at period-end, of which $14,371,000 related to appreciated investments and $30,223,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $88,000 was payable at December 31, 2000. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets.Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $ 313,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP

     Baltimore, Maryland
     January 19, 2001

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included:

     . $1,812,000 from short-term capital gains, . $3,995,000 from long-term capital gains, subject to the 20% rate gains category.

     For corporate shareholders, $479,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.

     ACCOUNT SERVICES

     Checking Available on most fixed-income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

      * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
     ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square




[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.          F24-050  12/31/00